UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-08576

American High-Income Municipal Bond Fund, Inc.
(Exact name of registrant as specified in charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: July 31

Date of reporting period: October 31, 2006

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and address of agent for service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, California 90071
(Counsel for the registrant)

ITEM 1 - Schedule of Investments
[logo - American Funds ®]

American High-Income Municipal Bond Fund®
Investment portfolio

October 31, 2006

unaudited

Bonds & notes — 96.46%	Principal amount (000)	Market value (000)

ALABAMA — 0.63%
21st Century Auth., Tobacco Settlement Asset-backed Rev. Bonds, Series 2001, 5.25% 2009	$2,215	$2,279
Industrial Dev. Board of the Town of Courtland, Solid Waste Disposal Rev. Ref. Bonds (International Paper Co. Projects), Series 2004-A, 4.75% 2017	2,000	2,053
Special Care Fac. Fncg. Auth. of the City of Huntsville — Carlton Cove, Retirement Fac. Rev. Bonds (Carlton Cove, Inc. Project), Series 2001, 8.125% 2031[1]	5,750	3,133
Industrial Dev. Board of the City of Phenix City, Environmental Improvement Rev. Ref. Bonds
(MeadWestvaco-Mead Coated Board Project), Series 2002-A, AMT, 6.35% 2035	3,000	3,230
Board of Trustees of the University of Alabama, University of Alabama at Birmingham Hospital Rev. Bonds, Series 2006-A, 5.00% 2021	1,000	1,053
Board of Trustees of the University of Alabama, University of Alabama at Birmingham Hospital Rev. Bonds, Series 2006-A, 5.00% 2036	1,000	1,041
		12,789

ALASKA — 1.37%
Housing Fin. Corp., Home Mortgage Rev. Bonds, Series 2006-C, AMT, MBIA insured, 5.50% 2037	4,500	4,815
Industrial Dev. and Export Auth., Revolving Fund Ref. Bonds, Series 2002-A, AMT, MBIA insured, 5.50% 2010	1,775	1,875
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds,
Series 2000, 5.60% 2010 (escrowed to maturity)	1,000	1,066
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2000, 6.20% 2022 (preref. 2010)	1,250	1,332
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2001, 5.375% 2021 (preref. 2011)	7,625	8,083
Student Loan Corp., Education Loan Rev. Bonds, Series 2004-A-3, AMT, 5.25% 2012	1,420	1,516
Student Loan Corp., Education Loan Rev. Bonds, Series 2005-A, AMT, 5.00% 2014	1,500	1,599
Student Loan Corp., Education Loan Rev. Bonds, Series 2005-A, AMT, 5.00% 2017	3,000	3,191
Student Loan Corp., Education Loan Rev. Bonds, Series 2006-A-2, AMT, 5.00% 2016	1,500	1,615
Student Loan Corp., Education Loan Rev. Bonds, Series 2006-A-2, AMT, 5.00% 2017	2,500	2,675
		27,767

ARIZONA — 0.54%
Industrial Dev. Auth. of the County of Navajo, Rev. Bonds (Stone Container Corp. Project), Series 1997, AMT, 7.20% 2027	3,600	3,712
Quail Creek Community Facs. Dist. (Sahuarita), G.O. Bonds, Series 2006, 5.55% 2030	4,520	4,667
Student Loan Acquisition Auth., Student Loan Rev. Ref. Bonds, Series 1999-A-1, AMT, 5.45% 2011	1,675	1,777
Westpark Community Facs. Dist., Dist. G.O. Bonds (Town of Buckeye), 5.25% 2031	725	733
		10,889

ARKANSAS — 0.27%
Washington County, Hospital Rev. Ref. Bonds (Washington Regional Medical Center), Series 2005-B, 5.00% 2013	2,465	2,596
Washington County, Hospital Rev. Ref. Bonds (Washington Regional Medical Center), Series 2005-B, 5.00% 2019	2,635	2,756
		5,352

CALIFORNIA — 10.46%
Community Facs. Dist. No. 1, Adelanto Elementary School Dist., Special Tax Bonds, Series 2006, 5.40% 2036	1,000	1,016
Antelope Valley Healthcare Dist., Rev. Bonds, Series 2002-A, 5.25% 2017	3,500	3,718
City of Antioch Public Fncg. Auth., 1998 Reassessment Rev. Bonds, Series B, 5.80% 2011	1,330	1,392
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds (San Diego Hospital Assn.), Series 2001-A, 6.125% 2020	3,000	3,270
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds (San Diego Hospital Assn.), Series 2003-C, 5.375% 2021	1,500	1,608
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
(American Baptist Homes of the West Facs. Project), Series 1998-A, 6.10% 2017	1,650	1,690
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
(Episcopal Homes Foundation), Series 1998, 5.125% 2013	3,500	3,585
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
(Episcopal Homes Foundation), Series 1998, 5.125% 2018	1,000	1,020
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Southern California Presbyterian Homes Obligated Group,
Rev. Bonds (Redwood Senior Homes and Services), Series 2002, 6.125% 2032	1,000	1,096
California County Tobacco Securitization Agcy., Tobacco Settlement Asset-backed Bonds
(Alameda County Tobacco Asset Securitization Corp.), Series 2002, 4.75% 2019	1,000	1,010
City of Chino Hills, Community Facs. Dist. No. 10 (Fairfield Ranch), Special Tax Bonds, 6.95% 2030	1,000	1,097
City of Chula Vista, Community Facs. Dist. No. 12-I, Special Tax Bonds (McMillin Otay Ranch Village Seven), Series 2005, 5.25% 2030	2,135	2,188
City of Chula Vista, Community Facs. Dist. No. 97-3, Special Tax Bonds (Otay Ranch McMillin Spa One), Series 1999, 6.05% 2029	1,415	1,536
City of Chula Vista, Industrial Dev. Rev. Bonds (San Diego Gas & Electric Co.), Series 1992-B, AMT, 5.00% 2027	1,250	1,325
City of Chula Vista, Industrial Dev. Rev. Bonds (San Diego Gas & Electric Co.), Series 1997-A, AMT, 4.90% 2023	1,000	1,045
Community Facs. Dist. No. 2002-1, City of Corona (Dos Lagos), Special Tax Bonds, Series 2005-A, 4.90% 2025	1,250	1,256
Del Mar Race Track Auth., Rev. Bonds, Series 2005, 5.00% 2010	700	730
Del Mar Race Track Auth., Rev. Bonds, Series 2005, 5.00% 2015	995	1,064
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), Special Tax Bonds, Series 1999, 6.125% 2016	990	1,040
City of Folsom, Community Facs. Dist. No. 10, Special Tax Bonds, Series 1999, 7.00% 2024	3,000	3,235
City of Fontana, Community Facs. Dist. No. 12 (Sierra Lakes), Special Tax Bonds, Series 1999, 6.50% 2015 (preref. 2009)	1,000	1,081
City of Fontana, Community Facs. Dist. No. 12 (Sierra Lakes), Special Tax Bonds, Series 1999, 6.625% 2030 (preref. 2009)	1,000	1,084
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds, Series 2004, 6.00% 2034	2,000	2,133
G.O. Ref. Bonds 5.00% 2015	3,000	3,279
Veterans G.O. Bonds, Series CB, AMT, 4.75% 2018	1,000	1,028
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2003-A-1, 6.25% 2033	4,200	4,657
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2004-H, 4.45% 2026 (preref. 2011)	165	172
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2004-H, 4.45% 2026 (put 2011)	1,835	1,880
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2005, 5.00% 2016	1,500	1,606
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2005, 5.00% 2020	1,000	1,058
City of Irvine, Assessment Dist. No. 03-19, Limited Obligation Improvement Bonds, Group Two, 5.00% 2017	1,000	1,022
City of Irvine, Assessment Dist. No. 87-8, Limited Obligation Improvement Bonds, Group Seven, 5.00% 2020	620	633
City of Lathrop (San Joaquin County), Community Facs. Dist. No. 2006-1, Special Tax Bonds
(Central Lathrop Specific Plan Phase 1 Infrastructure), Series 2006, 5.375% 2036	3,000	3,041
Lee Lake Water Dist., Community Facs. Dist. No. 1 (Sycamore Creek), Special Tax Bonds, Series 2003, 6.00% 2033	1,000	1,077
Lee Lake Water Dist., Community Facs. Dist. No. 1 (Sycamore Creek), Special Tax Bonds, Series 2005, 5.25% 2028	1,750	1,790
City of Lincoln, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Lincoln Crossing Project), Series 2003-A, 6.125% 2033	4,530	4,916
City of Lincoln, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Lincoln Crossing Project), Series 2004, 6.00% 2034	2,040	2,189
City of Loma Linda, Hospital Rev. Bonds (Loma Linda University Medical Center), Series 2005-A, 5.00% 2017	3,000	3,172
City of Long Beach, Harbor Rev. Bonds, Series 2002-B, AMT, MBIA insured, 5.25% 2013	1,500	1,623
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2004-A, AMT, FGIC insured, 5.00% 2014	1,000	1,074
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2005-A, AMT, MBIA insured, 5.00% 2015	3,000	3,235
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2006-A, AMT, MBIA insured, 5.00% 2018	4,990	5,444
City of Los Angeles, Multi-family Housing Rev. Bonds (GNMA Collateralized — Ridgecroft Apartments Project), Series 1997-E, AMT, 6.00% 2017	500	512
City of Moorpark, Community Facs. Dist. No 2004-1, Special Tax Bonds (Moorpark Highlands), Series 2006, 5.25% 2026	1,000	1,027
Northstar Community Services Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2005, 5.55% 2036	5,000	5,163
Community Facs. Dist. No. 2001-1, Orange County (Ladera Ranch), Special Tax Bonds,
Series 2002-A, 6.00% 2025 (preref. 2010)	1,000	1,097
Community Facs. Dist. No. 2002-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2003-A, 5.00% 2017	1,000	1,033
Community Facs. Dist. No. 2002-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2003-A, 5.55% 2033	1,500	1,555
Community Facs. Dist. No. 2004-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2005-A, 5.20% 2034	1,000	1,018
City of Oxnard, Community Facs. Dist. No. 3 (Seabridge at Mandalay Bay), Special Tax Bonds, Series 2005, 5.00% 2022	1,000	1,015
City of Pasadena, Certs. of Part. (Conference Center Project, Capital Appreciation Certificates),
Series 2006-A, AMBAC insured, 0% 2020	4,815	2,719
City of Pasadena, Certs. of Part. (Conference Center Project, Capital Appreciation Certificates),
Series 2006-A, AMBAC insured, 0% 2021	4,145	2,232
Pollution Control Fncg. Auth., Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 1996-A, AMT, MBIA insured, 5.35% 2016	2,000	2,154
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Browning-Ferris Industries of California, Inc. Project), BFI Corp. Guarantee, Series 1996-A, AMT, 5.80% 2016	3,000	2,995
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2002-B, AMT, 5.00% 2027	2,000	2,063
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2003-A, AMT, 5.00% 2038 (put 2013)	2,000	2,079
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2005-C, AMT, 5.125% 2023	3,000	3,144
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (USA Waste Services, Inc. Project),
Series 1998-A, AMT, 5.10% 2018 (put 2008)	1,000	1,015
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2002-A, AMT, 5.00% 2022	2,000	2,082
City of Poway, Community Facs. Dist. No. 88-1 (Parkway Business Centre), Special Tax Ref. Bonds, Series 1998, 6.75% 2015	2,800	2,979
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison, Kern County at Delano II), Series 2003-C, 5.50% 2015	3,225	3,577
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison, Kern County at Delano II), Series 2003-C, 5.50% 2018	1,000	1,107
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections and Rehabilitation,
Substance Abuse Treatment Fac. and State Prison at Corcoran (Corcoran II)), Series 2005-J, 5.00% 2021	2,500	2,683
Public Works Board, Lease Rev. Bonds (Dept. of General Services, Butterfield State Office Complex), Series 2005-A, 5.00% 2016	1,000	1,088
Public Works Board, Lease Rev. Bonds (Dept. of General Services, Butterfield State Office Complex), Series 2005-A, 5.00% 2017	2,500	2,710
Regional Airports Improvement Corp., Facs. Lease Rev. Ref. Bonds (LAXFUEL Corp., Los Angeles International Airport), Issue of 2005, AMT, FSA insured, 5.00% 2015	2,120	2,247
Regional Airports Improvement Corp., Facs. Lease Rev. Ref. Bonds (LAXFUEL Corp., Los Angeles International Airport), Issue of 2005, AMT, FSA insured, 5.00% 2016	2,225	2,347
Regional Airports Improvement Corp., Facs. Lease Rev. Ref. Bonds (LAXFUEL Corp., Los Angeles International Airport), Issue of 2005, AMT, FSA insured, 5.00% 2017	2,240	2,360
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2005, 5.00% 2023	1,040	1,053
City of Rio Vista, Community Facs. Dist. No. 2004-1, Special Tax Bonds (Northwest Wastewater Fac.), Series 2005, 5.70% 2024	1,000	1,040
City of Rio Vista, Community Facs. Dist. No. 2004-1, Special Tax Bonds (Northwest Wastewater Fac.), Series 2005, 5.85% 2035	2,000	2,099
Community Facs. Dist. No. 15 (Mission Ranch) of Riverside Unified School Dist., Special Tax Bonds (Improvement Area No. 2), Series 2005-A, 5.25% 2035	1,200	1,230
County of Riverside Community Facs. Dist. No. 04-2 (Lake Hills Crest), Special Tax Bonds, Series 2005, 5.00% 2025	1,000	1,005
City of Sacramento, North Natomas Community Facs. Dist. No. 4, Special Tax Bonds, Series 2003-C, 6.00% 2028	1,500	1,609
City of Sacramento, North Natomas Community Facs. Dist. No. 4, Special Tax Bonds, Series 2003-C, 6.00% 2033	2,000	2,140
County of Sacramento, Laguna Creek Ranch/Elliott Ranch Community Facs. Dist. No. 1,
Improvement Area No. 2 Special Tax Ref. Bonds (Elliott Ranch), 6.125% 2014	250	258
County of Sacramento, Laguna Creek Ranch/Elliott Ranch Community Facs. Dist. No. 1,
Improvement Area No. 2 Special Tax Ref. Bonds (Elliott Ranch), 6.30% 2021	500	514
San Bernardino Joint Powers Fncg. Auth., 2002 Tax Allocation Rev. Ref. Bonds, 6.625% 2026	1,000	1,100
County of San Diego, Reassessment Dist. No. 97-1 (4-S Ranch), Limited Obligation Improvement Bonds, 6.00% 2009	940	973
County of San Diego, Reassessment Dist. No. 97-1 (4-S Ranch), Limited Obligation Improvement Bonds, 6.25% 2012	945	980
San Diego Unified Port Dist., Rev. Bonds, Series A, AMT, MBIA insured, 5.00% 2012	1,490	1,585
San Diego Unified Port Dist., Rev. Bonds, Series A, AMT, MBIA insured, 5.00% 2014	1,650	1,776
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Bonds, Series 1999, 6.10% 2014	2,390	2,549
Santa Rosa Rancheria Tachi Yokut Tribe, Enterprise Rev. Bonds (Federally Tax Exempt), Series 2006, 4.50% 2011[2]	1,000	996
Santa Rosa Rancheria Tachi Yokut Tribe, Enterprise Rev. Bonds (Federally Tax Exempt), Series 2006, 4.875% 2016[2]	3,000	3,021
Santa Rosa Rancheria Tachi Yokut Tribe, Enterprise Rev. Bonds (Federally Tax Exempt), Series 2006, 5.00% 2020[2]	2,700	2,729
Community Facs. Dist. No. 2002-1, Saugus Union School Dist., Special Tax Bonds, Series 2003, 6.00% 2033	1,000	1,062
South Tahoe Joint Powers Fncg. Auth., Bond Anticipation Notes (South Tahoe Redev. Project Area No. 1), Series 2003-B, 5.125% 2009	1,000	1,001
Statewide Communities Dev. Auth., Apartment Dev. Rev. Ref. Bonds (Irvine Apartment Communities, LP), Series 1998-A-1, AMT, 5.05% 2025 (put 2008)	7,000	7,139
Statewide Communities Dev. Auth., Apartment Dev. Rev. Ref. Bonds (Irvine Apartment Communities, LP), Series 1998-A-3, 5.10% 2025 (put 2010)	5,000	5,167
Statewide Communities Dev. Auth., Rev. Bonds (Daughters of Charity Health System), Series 2005-A, 5.25% 2024	1,440	1,527
Statewide Communities Dev. Auth., Rev. Bonds (Daughters of Charity Health System), Series 2005-H, 5.25% 2025	1,340	1,419
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2004-I, 3.45% 2035 (put 2011)	4,600	4,516
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2019	2,830	3,012
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2029	4,030	4,180
Stockton Public Fncg. Auth., Rev. Bonds (Redev. Projects), Series 2006-A, RADIAN insured, 5.00% 2020	2,640	2,812
Talega-Capistrano Unified School Dist., Community Facs. Dist. No. 90-2, Special Tax Bonds, Series 2003, 6.00% 2033	2,410	2,561
City of Temecula, Public Fncg. Auth., Community Facs. Dist. No. 03-03 (Wolf Creek), Special Tax Bonds, Series 2003, 5.80% 2026	1,000	1,053
City of Temecula, Public Fncg. Auth., Community Facs. Dist. No. 03-03 (Wolf Creek), Special Tax Bonds, Series 2003, 5.90% 2034	2,500	2,634
Community Facs. Dist. No. 88-12, Temecula (Ynez Corridor), Special Tax Ref. Bonds, Series 1998-A, 5.35% 2009	940	967
Tobacco Securitization Auth. of Northern California (Sacramento County), Tobacco Settlement Asset-backed Bonds, Series 2001-B, 5.00% 2028 (preref. 2011)	500	532
Tobacco Securitization Auth., Tobacco Settlement Asset-backed Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2001-A, 5.25% 2027 (preref. 2012)	910	987
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 6.00% 2014	3,000	3,373
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, AMBAC insured, 5.50% 2016 (preref. 2012)	1,000	1,109
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.75% 2017 (preref. 2012)	1,000	1,121
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.375% 2022 (preref. 2012)	2,000	2,205
City of West Sacramento, Community Facs. Dist. No. 16 (Bridgeway Lakes), Special Tax Bonds, 6.00% 2033 (preref. 2011)	1,000	1,112
		211,262

COLORADO — 4.34%
Arapahoe County, Capital Improvement Trust Fund Highway Rev. Bonds (E-470 Project), Capital Appreciation Bonds, Series 2000-B, 0% 2034 (preref. 2010)	7,500	1,071
City of Black Hawk, Device Tax Rev. Ref. Bonds, Series 2006-A, 5.00% 2010	250	257
City of Black Hawk, Device Tax Rev. Ref. Bonds, Series 2006-A, 5.00% 2013	595	616
City of Black Hawk, Device Tax Rev. Ref. Bonds, Series 2006-A, 5.00% 2014	355	368
City of Black Hawk, Device Tax Rev. Ref. Bonds, Series 2006-A, 5.00% 2018	600	612
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2000, 6.60% 2016	1,000	1,112
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2002, 5.90% 2027	1,830	1,996
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2006, 5.25% 2024	3,880	4,143
Health Facs. Auth., Rev. Bonds (Christian Living Communities Project), Series 2006-A, 5.75% 2026	1,000	1,047
Health Facs. Auth., Rev. Bonds (Christian Living Communities Project), Series 2006-A, 5.75% 2037	1,000	1,042
Copperleaf Metropolitan Dist. No. 2 (Arapahoe County), Limited Tax G.O. Bonds, Series 2006, 5.95% 2036	2,000	2,046
Cross Creek Metropolitan Dist. No. 2 (City of Aurora), Limited Tax G.O. Ref. Bonds, Series 2006, 6.125% 2037	2,000	2,047
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2002-E, AMT, FGIC insured, 5.00% 2011	1,000	1,057
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2002-E, AMT, FGIC insured, 5.00% 2012	1,500	1,592
Eagle County, Bachelor Gulch Metropolitan Dist., G.O. Bonds, Series 1999, 6.70% 2019	3,500	3,686
EagleBend Affordable Housing Corp., Rev. Ref. Bonds (Multi-family Housing Project),
Series 1997-A, 6.20% 2012 (preref. 2007)	1,000	1,037
EagleBend Affordable Housing Corp., Rev. Ref. Bonds (Multi-family Housing Project),
Series 1997-A, 6.45% 2021 (preref. 2007)	2,000	2,076
Educational and Cultural Facs. Auth., Rev. Bonds (Cerebral Palsy of Colorado Project), Series 2006-A, 6.25% 2036	1,275	1,316
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 1998-A, 5.375% 2010 (preref. 2008)	1,000	1,037
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2001, 5.25% 2021 (preref. 2011)	2,095	2,245
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2002-A, 5.00% 2008 (escrowed to maturity)	1,880	1,914
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2002-B, 6.125% 2033	1,000	1,096
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2014	1,320	1,388
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2015	1,150	1,211
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2017	1,485	1,552
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2018	2,095	2,183
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2035	11,000	11,230
Housing and Fin. Auth., Single-family Program Bonds, Series 1997-B-2, AMT, 7.00% 2026	50	51
City of Lakewood, Plaza Metropolitan Dist. No. 1, Public Improvement Fee/Tax Increment Supported Rev. Bonds, Series 2003, 8.00% 2025	8,500	9,437
City of Lakewood, Plaza Metropolitan Dist. No. 1, Public Improvement Fee/Tax Increment Supported Rev. Bonds, Series 2005, 8.125% 2025	5,000	5,041
Lincoln Park Metropolitan Dist. (Douglas County), G.O. Limited Tax Ref. and Improvement Bonds, Series 2001, 7.75% 2026	3,000	3,207
North Range Metropolitan Dist. No. 1 (City of Commerce, Adams County), Limited Tax G.O. Bonds, Series 2001, 7.25% 2031	1,000	1,079
Rampart Range Metropolitan Dist. No. 1 (City of Lone Tree), Rev. Bonds (Rampart Range Metropolitan Dist. No. 2 Project), Series 2001, 7.75% 2026	7,470	8,212
Sorrel Ranch Metropolitan Dist. (City of Aurora, Arapahoe County), G.O. Bonds, Series 2006, 5.75% 2036	2,890	2,942
Vista Ridge Metropolitan Dist. (Weld County), Limited Tax G.O. Bonds, Series 2001, 7.50% 2031 (preref. 2009)	4,110	4,453
Vista Ridge Metropolitan Dist. (Weld County), Limited Tax G.O. Ref. Bonds, Series 2006-B, 6.625% 2040	2,250	2,279
		87,678

CONNECTICUT — 1.49%
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1996-A, 6.40% 2011 (preref. 2007)[2]	1,485	1,535
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1997-A, 5.50% 2036[2]	1,500	1,567
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1997-B, 5.60% 2009[2]	1,000	1,032
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1997-B, 5.75% 2018[2]	3,000	3,088
Dev. Auth., Pollution Control Rev. Ref. Bonds (Connecticut Light and Power Co. Project), Series 1993-A, 5.85% 2028	1,375	1,441
Dev. Auth., Pollution Control Rev. Ref. Bonds (Connecticut Light and Power Co. Project), Series 1993-B, AMT, 5.95% 2028	1,500	1,568
Higher Education Supplemental Loan Auth., Rev. Bonds (Connecticut Family Education Loan Program), Series 2005-A, AMT, MBIA insured, 4.25% 2019	1,000	1,007
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds, Series 2001, 6.00% 2016	6,100	6,478
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds, Series 2001, 6.25% 2021	3,000	3,216
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds, Series 2001, 6.25% 2031	2,000	2,137
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds, Series 2003, 5.50% 2013	1,680	1,781
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds, Series 2003, 5.25% 2033	5,000	5,184
		30,034

DISTRICT OF COLUMBIA — 0.27%
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2004-B, AMT, FSA insured, 5.00% 2034	5,175	5,399

FLORIDA — 13.29%
Arborwood Community Dev. Dist. (City of Fort Myers), Capital Improvement Rev. Bonds (Centex Homes Project), Series 2006-B, 5.25% 2016	3,895	3,987
Arborwood Community Dev. Dist. (City of Fort Myers), Capital Improvement Rev. Bonds (Centex Homes Projects), Series 2006-B-2, 5.10% 2016	2,250	2,280
Bartram Park Community Dev. Dist. (Jacksonville), Special Assessment Bonds, Series 2005, 4.875% 2015	1,800	1,794
Bartram Park Community Dev. Dist. (Jacksonville), Special Assessment Bonds, Series 2005, 5.30% 2035	1,750	1,768
Beacon Tradeport Community Dev. Dist. (Miami-Dade County), Special Assessment Bonds (Industrial Project), Series 2002-B, 7.00% 2014	740	814
Beacon Tradeport Community Dev. Dist. (Miami-Dade County), Special Assessment Bonds (Industrial Project), Series 2002-B, 7.25% 2033	2,205	2,395
Belmont Community Dev. Dist. (Hillsborough County), Capital Improvement Rev. Bonds, Series 2006-B, 5.125% 2014	1,000	1,013
Capital Projects Fin. Auth., Continuing Care Retirement Community Rev. Bonds
(Capital Projects Loan Program — Glenridge on Palmer Ranch Project), Series 2002-A, 8.00% 2032	5,400	5,967
Capital Projects Fin. Auth., Continuing Care Retirement Community Rev. Bonds
(Capital Projects Loan Program — Glenridge on Palmer Ranch Project), Series 2002-B, 7.625% 2032 (put 2009)	2,500	2,599
Championsgate Community Dev. Dist., Capital Improvement Rev. Bonds, Series 1998-A, 6.25% 2020	3,680	3,822
Charlotte County, Tern Bay Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2005-B, 5.00% 2015	2,000	2,031
City Center Community Dev. Dist., Special Assessment Rev. Bonds (Polk County), Series 2005-A, 6.125% 2036	5,500	5,664
Concorde Estates Community Dev. Dist. (Osceola County), Capital Improvement Rev. Bonds, Series 2004-B, 5.00% 2011	680	681
East Homestead Community Dev. Dist. (Homestead), Special Assessment Rev. Bonds, Series 2006-B, 5.00% 2011	1,000	1,010
Escambia County Health Facs. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2003-A, 5.25% 2012	1,000	1,081
Escambia County Health Facs. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2003-A, 5.25% 2013	2,000	2,180
Escambia County Health Facs. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2003-A, 5.25% 2014	1,000	1,099
Escambia County Housing Fin. Auth., Single-family Mortgage Rev. Bonds (Multi-County Program),
Series 2006-A, AMT, 4.80% 2038	7,000	7,046
Fishhawk Community Dev. Dist. II, Special Assessment Rev. Bonds, Series 2003-B, 5.00% 2007	85	85
Fishhawk Community Dev. Dist. II, Special Assessment Rev. Bonds, Series 2004-B, 5.125% 2009	615	616
Fleming Island Plantation Community Dev. Dist. (Clay County), Series 2000-B, 7.375% 2031	985	1,065
The Crossings at Fleming Island Community Dev. Dist. (Clay County), Special Assessment Ref. Bonds, Series 2000-C, 7.10% 2030	7,355	7,894
Gateway Services Community Dev. Dist., Special Assessment Bonds (Sun City Center Fort Myers Project), Series 2003-B, 5.50% 2010	715	719
Grand Haven Community Dev. Dist. (City of Palm Coast, Flagler County), Special Assessment Bonds, Series 2004-B, 5.00% 2009	175	175
Greyhawk Landing Community Dev. Dist. (Manatee County), Special Assessment Rev. Bonds, Series 2002-A, 7.00% 2033	950	1,043
Greyhawk Landing Community Dev. Dist. (Manatee County), Special Assessment Rev. Bonds, Series 2002-B, 6.25% 2009	200	201
Groves Community Dev. Dist. (Pasco County), Special Assessment Rev. Bonds, Series 2000-B, 7.625% 2008	670	679
Harbor Bay Community Dev. Dist. (Hillsborough County), Capital Improvement Rev. Bonds, Series 2001-B, 6.35% 2010	1,245	1,254
Harbor Bay Community Dev. Dist. (Hillsborough County), Capital Improvement Rev. Bonds, Series 2002, 6.75% 2034	4,395	4,833
Heritage Harbour Market Place Community Dev. Dist. (Manatee County), Capital Improvement Rev. Bonds, Series 2005, 5.60% 2036	1,300	1,336
Heritage Harbour South Community Dev. Dist. (Manatee County), Capital Improvement Rev. Bonds, Series 2002-B, 5.40% 2008	175	175
Heritage Isles Community Dev. Dist., Special Assessment Rev. Bonds, 5.90% 2006	100	100
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2002-B, 5.00% 2011	2,000	2,105
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2002-B, 5.00% 2012	1,365	1,446
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2002-B, 5.00% 2013	3,535	3,734
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2002-B, 5.25% 2023	2,500	2,630
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2005-B, 5.00% 2016	1,200	1,282
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2005-B, 5.00% 2018	2,000	2,120
Hillsborough County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa General Hospital Project), Series 2003-A, 5.00% 2012	1,000	1,059
Hillsborough County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa General Hospital Project), Series 2003-A, 5.00% 2013	1,500	1,595
Hillsborough County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa General Hospital Project), Series 2003-A, 5.00% 2018	3,795	3,977
Huntington Community Dev. Dist., City of Miramar, Special Assessment Bonds, Series 2004-B, 5.00% 2009	2,420	2,423
Jacksonville Aviation Auth., Rev. Bonds, Series 2006, AMT, AMBAC insured, 5.00% 2020	3,485	3,718
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds, Series 2001-A, 7.40% 2032	840	915
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds, Series 2001-B, 6.40% 2011	270	272
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds, Series 2003-B, 5.40% 2008	690	692
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds, Series 2005-A, 5.60% 2037	930	953
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds, Series 2005-B, 4.875% 2010	3,515	3,509
Lake Ashton II Community Dev. Dist. (Polk County), Capital Improvement Rev. Bonds, Series 2005-A, 4.875% 2010	2,000	1,996
Lake Ashton II Community Dev. Dist. (Polk County), Capital Improvement Rev. Bonds, Series 2005-A, 5.375% 2036	3,000	3,057
Lake Powell Residential Golf Community Dev. Dist. (Bay County), Special Assessment Rev. Bonds, Series 2000-B, 7.00% 2010	585	591
City of Lakeland, Hospital Rev. Ref. Bonds (Lakeland Regional Health Systems), 5.00% 2022	2,235	2,350
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Country Club East Project), Series 2006, 5.40% 2037	1,000	1,013
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lake Club Project), Series 2006, 5.50% 2036	3,320	3,393
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lake Club Project), Series 2006-B, 5.00% 2013	3,435	3,449
Landmark at Doral Community Dev. Dist. (City of Doral), Special Assessment Bonds, Series 2006-A, 5.50% 2038	1,000	1,022
Landmark at Doral Community Dev. Dist. (City of Doral), Special Assessment Bonds, Series 2006-B, 5.20% 2015	5,000	5,033
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Cypress Cove at Healthpark Florida, Inc. Project), Series 1997-A, 6.25% 2017	2,500	2,572
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 1999-A, 5.25% 2007	1,000	1,010
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 1999-A, 5.50% 2009	1,800	1,861
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 1999-A, 5.75% 2011	500	524
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 1999-A, 5.75% 2013	1,410	1,474
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 1999-A, 5.75% 2014	1,535	1,602
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 1999-A, 5.75% 2015	500	521
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 1999-A, 5.50% 2021	3,800	3,915
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 1999-A, 5.50% 2029	1,250	1,284
Lee County, Solid Waste System Rev. Bonds, Series 2006-A, AMT, AMBAC insured, 5.00% 2016	4,535	4,904
Lee County, Solid Waste System Rev. Ref. Bonds, Series 2001, AMT, MBIA insured, 5.25% 2009	1,500	1,566
Lee County, Solid Waste System Rev. Ref. Bonds, Series 2001, AMT, MBIA insured, 5.625% 2013	4,000	4,300
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2000-A, 7.65% 2032	2,910	3,161
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2002, 6.625% 2032	4,825	5,239
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2001-A, 6.85% 2033	2,170	2,338
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2003-B, 5.25% 2007	145	145
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2004-1, 4.80% 2009	2,270	2,269
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2004-B, 5.00% 2009	470	470
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2003-B, 5.125% 2007	600	601
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2004-A, 6.00% 2036	2,000	2,114
Miami-Dade County Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2004, AMT, 4.00% 2018 (put 2009)	1,000	993
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds,
Series 2003-D, AMT, MBIA insured, 5.25% 2014	1,000	1,081
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds,
Series 2005-B, AMT, XLCA insured, 5.00% 2018	4,000	4,257
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds,
Series 2005-B, AMT, XLCA insured, 5.00% 2020	4,000	4,233
School Board of Miami-Dade County, Certs. of Part., Series 2003-B, MBIA insured, 5.00% 2031 (put 2011)	1,000	1,054
Midtown Miami Community Dev. Dist. (Miami-Dade County), Special Assessment Bonds (Infrastructure Project), Series 2004-B, 6.50% 2037	2,000	2,225
Monterra Community Dev. Dist. (Cooper City), Special Assessment Bonds, Series 2005-A, 5.50% 2036	6,000	6,120
New Port Tampa Bay Community Dev. Dist., Special Assessment Bonds (City of Tampa), Series 2006-A, 5.875% 2038	1,500	1,553
North Springs Improvement Dist. (Broward County), Special Assessment Bonds (Heron Bay Project), Series 1997, 7.00% 2019	2,370	2,422
North Springs Improvement Dist. (Broward County), Special Assessment Bonds
(Parkland Golf and Country Club Assessment Area), Series 2005-A-1, 5.45% 2026	4,000	4,108
North Springs Improvement Dist. (Broward County), Special Assessment Bonds (Parkland Isles Project), Series 1997-A, 7.00% 2019	1,000	1,022
Northern Palm Beach County Improvement Dist., Water Control and Improvement Bonds (Unit of Dev. No. 9B), Series 1999, 5.85% 2013 (preref. 2009)	635	664
City of Orlando, Special Assessment Rev. Bonds (Conroy Road Interchange Project), Series 1998-A, 5.80% 2026	3,250	3,345
Palm Beach County, Health Facs. Auth. Retirement Community Rev. Bonds
(Adult Communities Total Services, Inc. Obligated Group), Series 1996, 5.625% 2020	3,230	3,298
Palm Coast Park Community Dev. Dist. (City of Palm Coast, Flagler County), Special Assessment Bonds, Series 2006, 5.70% 2037	3,780	3,865
Parklands Lee Community Dev. Dist. (Bonita Springs), Special Assessment Bonds, Series 2005-B, 5.125% 2011	1,075	1,076
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2005-B, 4.875% 2010	3,600	3,590
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2006, 5.00% 2011	2,425	2,420
Pine Air Lakes Community Dev. Dist., Collier County, Special Assessment Rev. Bonds, Series 2002, 7.25% 2033	2,410	2,622
River Hall Community Dev. Dist. (Lee County), Capital Improvement Rev. Bonds, Series 2005, 5.45% 2036	4,500	4,562
Shingle Creek Community Dev. Dist. (Osceola County), Capital Improvement Rev. Bonds, Series 2006, 6.10% 2025	4,000	4,255
Shingle Creek Community Dev. Dist. (Osceola County), Capital Improvement Rev. Bonds, Series 2006, 6.125% 2037	4,000	4,232
South-Dade Venture Community Dev. Dist. (Homestead), Special Assessment Rev. Bonds, Series 2002, 6.90% 2033	3,845	4,236
South Village Community Dev. Dist. (Clay County), Capital Improvement Rev. Bonds, Series 2005-A, 5.70% 2035	985	1,018
City of St. Cloud, Stevens Plantation Community Dev. Dist., Special Assessment Rev. Bonds, Series 2003-B, 6.375% 2013	2,355	2,389
Stoneybrook West Community Dev. Dist. (City of Winter Garden, Orange County), Special Assessment Rev. Bonds, Series 2000-B, 6.45% 2010	120	121
Tison’s Landing Community Dev. Dist. (Jacksonville), Special Assessment Bonds, Series 2005-B, 5.00% 2011	2,000	2,012
Tolomato Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2006, 5.40% 2037	1,000	1,017
Town Center at Palm Coast Community Dev. Dist. (City of Palm Coast, Flagler County), Capital Improvement Rev. Bonds, Series 2005, 6.00% 2036	2,965	3,097
Turnbull Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2005, 5.80% 2035	1,975	2,055
Tuscany Reserve Community Dev. Dist., Collier County, Capital Improvement Rev. Bonds, Series 2005-A, 5.55% 2036	5,740	5,887
Tuscany Reserve Community Dev. Dist., Collier County, Capital Improvement Rev. Bonds, Series 2005-B, 5.25% 2016	1,300	1,342
Urban Orlando Community Dev. Dist. (City of Orlando), Capital Improvement Rev. Bonds, Series 2001-A, 6.95% 2033	3,365	3,639
Urban Orlando Community Dev. Dist. (City of Orlando), Capital Improvement Rev. Bonds, Series 2004, 6.00% 2020	1,000	1,088
Venetian Community Dev. Dist. (Sarasota County), Capital Improvement Rev. Bonds, Series 2002-A, 6.75% 2034	1,000	1,080
Venetian Community Dev. Dist. (Sarasota County), Capital Improvement Rev. Bonds, Series 2002-B, 5.95% 2012	180	181
Waterlefe Community Dev. Dist. (Manatee County), Capital Improvement Rev. Bonds, Series 2001-B, 6.25% 2010	175	176
West Villages Improvement Dist. (North Port), Special Assessment Bonds (Unit of Dev. No. 2), Series 2005, 5.35% 2015	2,640	2,734
West Villages Improvement Dist. (North Port), Special Assessment Bonds (Unit of Dev. No. 2), Series 2005, 5.80% 2036	6,000	6,265
West Villages Improvement Dist. (North Port), Special Assessment Bonds (Unit of Dev. No. 3), Series 2006, 5.50% 2037	1,500	1,534
Winter Garden Village at Fowler Groves Community Dev. Dist. (City of Winter Garden), Special Assessment Bonds, Series 2006, 5.65% 2037	2,000	2,071
		268,549

GEORGIA — 0.90%
City of Atlanta, Airport Passenger Fac. Charge and General Rev. Bonds, Series 2004-J, FSA insured, 5.00% 2034	3,500	3,676
City of Atlanta, Tax Allocation Bonds (Atlantic Station Project), Series 2001, 7.75% 2014	1,000	1,110
City of Atlanta, Tax Allocation Bonds (Atlantic Station Project), Series 2001, 7.90% 2024	5,000	5,568
City of Atlanta, Tax Allocation Bonds (Eastside Project), Series 2005-A, AMT, 5.625% 2016	1,750	1,814
Dev. Auth. of the City of Milledgeville and Baldwin County, Rev. Bonds (Georgia College &
State University Foundation Property III, LLC Student Housing System Project), Series 2004, 6.00% 2012	1,790	1,959
Dev. Auth. of the City of Milledgeville and Baldwin County, Rev. Bonds (Georgia College &
State University Foundation Property III, LLC Student Housing System Project), Series 2004, 5.00% 2015	1,000	1,049
Dev. Auth. of the City of Milledgeville and Baldwin County, Rev. Bonds (Georgia College &
State University Foundation Property III, LLC Student Housing System Project), Series 2004, 5.25% 2019	2,750	2,937
		18,113

GUAM — 0.05%
Guam Education Fncg. Foundation, Certs. of Part. (Guam Public School Facs. Project), Series 2006-A, 5.00% 2023	$1,000	$1,054

IDAHO — 1.27%
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 1997-H-2, AMT, 5.40% 2010	295	299
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 1997-I-2, AMT, 5.55% 2010	160	162
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 1998-B-2, AMT, 5.20% 2011	235	237
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 1999-B-2, AMT, 5.00% 2013	385	386
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 1999-D-3, AMT, 5.15% 2013	410	412
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 1999-G, AMT, 5.75% 2014	220	223
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2001-B, Class III, AMT, 5.75% 2020	1,705	1,731
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2001-E, Class III, AMT, 5.40% 2021	1,255	1,286
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2001-F, Class III, AMT, 5.30% 2021	1,400	1,428
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2002-C, Class III, AMT, 5.50% 2021	1,255	1,303
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2002-E, Class III, AMT, 5.30% 2022	1,075	1,107
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2003-B, Class III, AMT, 5.10% 2023	985	1,001
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2003-C, Class III, AMT, 4.50% 2023	915	889
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2003-E, Class III, AMT, 5.15% 2023	1,510	1,546
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2004-A, Class III, AMT, 4.75% 2024	1,335	1,335
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2004-B, Class III, AMT, 5.40% 2024	2,135	2,205
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2005-B, Class III, AMT, 5.00% 2025	2,000	2,034
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2005-C, Class III, AMT, 4.80% 2026	1,000	1,003
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2005-D, Class III, AMT, 4.90% 2026	1,235	1,251
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2005-F, Class III, AMT, 5.00% 2026	1,195	1,241
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2006-D, Class III, AMT, 5.20% 2027	3,155	3,226
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2006-F, Class III, AMT, 4.80% 2028	1,400	1,401
		25,706

ILLINOIS — 5.83%
Village of Bolingbrook, Will and DuPage Counties, Special Service Area No. 2005-1, Special Tax Bonds (Forest City Project), Series 2005, 0%/5.90% 2027[3]	6,000	6,078
Build Illinois Bonds, Sales Tax Rev. Bonds (Illinois FIRST), Series 2001, 5.375% 2016	1,500	1,607
City of Chicago, G.O. Bonds (Emergency Telephone System), Ref. Series 1999, FGIC insured, 5.25% 2020	1,000	1,131
City of Chicago, Midway Airport Rev. Bonds, Series 2001-A, AMT, FSA insured, 5.50% 2015	2,000	2,143
City of Chicago, O’Hare International Airport, Passenger Fac. Charge Rev. Bonds,
Series 2001-C, AMT, AMBAC insured, 5.50% 2015	4,030	4,312
City of Chicago, O’Hare International Airport, Passenger Fac. Charge Rev. Bonds,
Series 2001-E, AMT, AMBAC insured, 5.50% 2016	2,340	2,499
City of Chicago, Special Assessment Improvement Bonds (Lakeshore East Project), Series 2002, 6.75% 2032	2,000	2,170
Village of Deerfield, Lake and Cook Counties, Educational Fac. Rev. Bonds (Chicagoland Jewish High School Project), Series 2006, 5.85% 2026	500	513
Village of Deerfield, Lake and Cook Counties, Educational Fac. Rev. Bonds (Chicagoland Jewish High School Project), Series 2006, 6.00% 2041	750	769
Dev. Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 1997, AMT, 5.05% 2010	2,035	2,084
Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2005, AMT, 5.05% 2029	2,000	2,038
County of DuPage, Special Service Area Number 31, Special Tax Bonds (Monarch Landing Project), Series 2006, 5.40% 2016	550	575
County of DuPage, Special Service Area Number 31, Special Tax Bonds (Monarch Landing Project), Series 2006, 5.625% 2036	3,650	3,822
Educational Facs. Auth., Rev. Bonds (Field Museum of Natural History), Series 2002, 4.45% 2036 (put 2014)	1,790	1,814
Educational Facs. Auth., Rev. Bonds (Loyola University of Chicago), Series 2003-A, 5.00% 2026	1,215	1,264
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement Fund, Inc. (University Center Project), Series 2002, 6.625% 2017 (preref. 2012)	2,500	2,896
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement Fund, Inc. (University Center Project), Series 2002, 6.00% 2022 (preref. 2012)	1,000	1,128
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement Fund, Inc. (University Center Project), Series 2002, 6.25% 2030 (preref. 2012)	6,000	6,840
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement Fund, Inc. (University Center Project), Series 2002, 6.25% 2034	3,000	3,038
Fin. Auth., Rev. Bonds (Clare at Water Tower Project), Series 2005-A, 6.00% 2025	2,250	2,343
Fin. Auth., Rev. Bonds (Clare at Water Tower Project), Series 2005-A, 6.125% 2038	9,000	9,389
Fin. Auth., Rev. Bonds (Landing at Plymouth Place Project), Series 2005-A, 6.00% 2037	2,500	2,629
Fin. Auth., Rev. Bonds (Resurrection Health Care), Series 2005-A, 3.75% 2015 (put 2009)	1,500	1,493
Fin. Auth., Rev. Bonds (Three Crowns Park Project), Series 2006-A, 5.875% 2026	1,000	1,042
Fin. Auth., Rev. Bonds (Three Crowns Park Project), Series 2006-A, 5.875% 2038	2,000	2,075
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2004-A, 5.375% 2016	1,235	1,367
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2005-A, 5.00% 2011	1,000	1,058
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2005-A, 5.00% 2012	2,000	2,135
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2005-A, 5.00% 2016	1,785	1,934
Fin. Auth., Rev. Ref. Bonds (Fairview Obligated Group), Series 2004-A, 5.75% 2014	750	759
Fin. Auth., Rev. Ref. Bonds (Fairview Obligated Group), Series 2004-A, 6.00% 2020	1,000	1,020
Fin. Auth., Rev. Ref. Bonds (Lutheran Hillside Village), Series 2006, 5.00% 2017	1,020	1,072
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2004, 5.25% 2008	2,500	2,567
Health Facs. Auth., Rev. Bonds (Alexian Brothers Health System), Series 1999, FSA insured, 5.125% 2028	295	305
Health Facs. Auth., Rev. Bonds (Alexian Brothers Health System), Series 1999, FSA insured, 5.125% 2028 (preref. 2009)	705	734
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.50% 2008	1,000	1,029
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.25% 2014	1,500	1,543
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.25% 2018	500	513
Health Facs. Auth., Rev. Bonds (Elmhurst Memorial Healthcare), Series 2002, 6.25% 2017	5,000	5,585
Health Facs. Auth., Rev. Bonds (Friendship Village of Schaumburg), Series 1997-A, 5.25% 2018 (preref. 2007)	2,000	2,067
Health Facs. Auth., Rev. Bonds (Lutheran Senior Ministries Obligated Group — Lutheran Hillside Village Project), Series 2001-A, 7.375% 2031 (preref. 2011)	1,500	1,754
Health Facs. Auth., Rev. Bonds (OSF Healthcare System), Series 1999, 6.25% 2019 (preref. 2009)	1,500	1,628
Health Facs. Auth., Rev. Bonds (Riverside Health System), Series 2002, 5.75% 2022	3,000	3,231
Health Facs. Auth., Rev. Bonds (Villa St. Benedict Project), Series 2003-A-1, 6.90% 2033	5,700	6,276
Health Facs. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 1997-A, 5.70% 2011	110	114
Health Facs. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 1997-A, 5.80% 2016	435	449
Health Facs. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 1997-A, 5.70% 2011 (preref. 2007)	390	404
Health Facs. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 1997-A, 5.80% 2016 (preref. 2007)	1,565	1,623
Health Facs. Auth., Rev. Ref. Bonds (Edward Hospital Project), Series 1993-A, 6.00% 2019	1,000	1,017
Housing Dev. Auth., Multi-family Housing Rev. Bonds (GNMA Collateralized — Lifelink Developments), Series 2006, AMT, 4.70% 2026	5,480	5,660
Village of Lincolnshire, Special Service Area No. 1, Special Tax Bonds (Sedgebrook Project), Series 2004, 6.25% 2034	1,850	1,978
Village of Montgomery, Kane and Kendall Counties, Special Assessment Improvement Bonds (Lakewood Creek Project), Series 2001, 7.75% 2030	3,816	4,194
		117,708

INDIANA — 2.57%
Dev. Fin. Auth., Exempt Facs. Rev. Ref. Bonds (Inland Steel Co. Project No. 15), Series 1997-A, 5.75% 2011	1,000	1,040
City of Fort Wayne, Pollution Control Rev. Ref. Bonds (General Motors Corp. Project), Series 2002, 6.20% 2025	7,375	7,538
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds (Clarian Health Obligated Group), Series 2006-A, 5.00% 2036	2,500	2,587
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds (Clarian Health Obligated Group), Series 2006-A, 5.00% 2039	2,000	2,068
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group), Series 2006-B, 5.00% 2023	3,500	3,682
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Charity Obligated Group), Series 1999-D, 5.25% 2016 (preref. 2009)	2,805	2,962
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2002-F, 5.50% 2009	2,305	2,423
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2002-F, 5.50% 2015	1,000	1,087
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2002-F, 5.50% 2016	1,000	1,085
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2002-F, 5.00% 2019	3,450	3,626
Trustees of Indiana University, Student Fee Bonds, Series O, FGIC insured, 5.375% 2016	2,000	2,250
Indianapolis Airport Auth., Special Fac. Rev. Bonds (United Air Lines, Inc., Indianapolis Maintenance Center Project), Series 1995-A, AMT, 6.50% 2031[1]	3,500	200
Indianapolis Airport Auth., Special Fac. Rev. Ref. Bonds (Federal Express Corp. Project), Series 2004, AMT, 5.10% 2017	12,000	12,738
Indianapolis Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project),
Series 2004-I, AMT, MBIA insured, 5.25% 2014	2,000	2,165
Indianapolis Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project),
Series 2006-F, AMT, AMBAC insured, 5.00% 2015	2,000	2,138
Indianapolis Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project),
Series 2006-F, AMT, AMBAC insured, 5.00% 2016	2,000	2,151
St. Joseph County, Econ. Dev. Rev. Bonds (Holy Cross Village at Notre Dame Project), Series 2006-A, 6.00% 2026	230	244
St. Joseph County, Econ. Dev. Rev. Bonds (Holy Cross Village at Notre Dame Project), Series 2006-A, 6.00% 2038	500	526
Vanderburgh County Redev. Dist., Tax Increment Rev. Bonds of 2006, 5.00% 2021	1,375	1,436
		51,946

IOWA — 1.45%
City of Coralville, Certs. of Part. (Coralville Marriott Hotel and Convention Center), Series 2006-D, 5.25% 2026	1,000	1,057
Fin. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), Series 2000-B, AMBAC insured, 6.00% 2027	2,000	2,184
Fin. Auth., Single-family Mortgage Bonds, Series 2006-E, AMT, GNMA/FNMA insured, 5.50% 2036	1,500	1,609
Higher Education Loan Auth., Private College Fac. Rev. and Ref. Bonds (Iowa Wesleyan College Project), Series 2006, 5.375% 2034	1,200	1,248
Higher Education Loan Auth., Private College Fac. Rev. Bonds (Waldorf College Project), 7.375% 2019	9,420	9,746
Higher Education Loan Auth., Private College Fac. Rev. Bonds (Wartburg College Project), Series 2005-B, 5.55% 2037	9,870	10,202
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2013 (preref. 2011)	1,000	1,086
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2014 (preref. 2011)	2,000	2,171
		29,303

KANSAS — 0.91%
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. — Southridge Project), Series 2002-C, 6.875% 2032	1,000	1,093
City of Salina, Hospital Ref. and Improvement Rev. Bonds (Salina Regional Health Center, Inc.), Series 2006, 4.625% 2031	1,500	1,507
Sedgwick County and Shawnee County, Single-family Mortgage Rev. Bonds (Mortgage-backed Securities Program), Series 2006-A, AMT, FHLMC/FNMA/GNMA insured, 5.55% 2038	2,000	2,174
Unified Government of Wyandotte County/Kansas City, Tax-Exempt Sales Tax Special Obligation Rev. Ref. Bonds (Redev. Project Area B), Series 2005, 4.75% 2016	11,250	11,666
Unified Government of Wyandotte County/Kansas City, Transportation Dev. Dist. Sales and Tax Rev. Bonds (Legends at Village West Project), Series 2006, 4.60% 2016	1,910	1,927
		18,367

KENTUCKY — 0.45%
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds (Appalachian Regional Healthcare, Inc. Project), Series 1997, 5.60% 2008	1,000	1,010
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds (Appalachian Regional Healthcare, Inc. Project), Series 1997, 5.80% 2012	1,000	1,020
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds (Appalachian Regional Healthcare, Inc. Project), Series 1997, 5.85% 2017	7,000	7,132
		9,162

LOUISIANA — 1.78%
Health Education Auth., Rev. Ref. Bonds (Lambeth House Project), Series 1998-A, 6.20% 2028	5,000	5,079
Village of Hodge, Combined Utility System Rev. Ref. Bonds (Stone Container Corp. Project), Series 2003, AMT, 7.45% 2024	6,000	7,496
Parish of Morehouse, Pollution Control Rev. Ref. Bonds (International Paper Co. Project), Series 2001-A, 5.25% 2013	2,500	2,666
Public Facs. Auth., Rev. Ref. Bonds (Pennington Medical Foundation Project), Series 2006, 5.00% 2026	2,875	3,003
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2030	16,835	17,681
		35,925

MAINE — 0.39%
Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2003, AMT, 4.65% 2016	3,000	3,000
Health and Higher Educational Facs. Auth., Rev. Bonds (Piper Shores Issue), Series 1999-A, 7.50% 2019 (preref. 2009)	950	1,020
Health and Higher Educational Facs. Auth., Rev. Bonds (Piper Shores Issue), Series 1999-A, 7.55% 2029 (preref. 2009)	2,000	2,149
Housing Auth., Mortgage Purchase Bonds, Series 2000-C, AMT, 5.95% 2020 (preref. 2006)	1,700	1,701
		7,870

MARYLAND — 1.55%
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-A, 5.35% 2034	2,710	2,796
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-B, 4.75% 2034	2,000	2,039
Anne Arundel County, Special Obligation Bonds (Arundel Mills Project), Series 1999, 7.10% 2029 (preref. 2009)	990	1,095
Mayor and City Council of Baltimore, Convention Center Hotel Rev. Bonds, Series 2006-B, 5.875% 2039	1,500	1,591
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds,
Series 2006-F, AMT, 6.00% 2039	2,500	2,711
Econ. Dev. Corp., Rev. Bonds (Anne Arundel County, Golf Course System), Series 2001, 8.25% 2028 (preref. 2011)	990	1,162
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 1998, 6.625% 2025	3,500	3,621
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 2004-B, 5.95% 2030	3,000	3,094
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 2004-B, 6.25% 2030	1,000	1,032
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Adventist HealthCare Issue), Series 2003-A, 5.00% 2012	1,000	1,041
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.00% 2012	1,000	1,058
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2015	2,590	2,887
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.375% 2024	2,000	2,135
Housing Auth. of Prince George’s County, Mortgage Rev. Bonds (GNMA Collateralized — Langley Gardens Apartments Project), Series 1997-A, 5.75% 2029	1,000	1,038
Prince George’s County, Special Obligation Bonds (National Harbor Project), Series 2004, 4.70% 2015	1,900	1,940
Prince George’s County, Special Obligation Bonds (Woodview Village Phase II Subdistrict), Series 2002, 7.00% 2032	1,936	2,143
		31,383

MASSACHUSETTS — 0.60%
Dev. Fin. Agcy., Resource Recovery Rev. Bonds (Waste Management, Inc. Project),
Series 1999-B, AMT, 6.90% 2029 (put 2009)	1,000	1,076
Dev. Fin. Agcy., Rev. Bonds (Eastern Nazarene College Issue), Series 1999, 5.625% 2029	4,150	4,270
G.O. Bonds, Consolidated Loan of 2001, Series D, 5.50% 2017	5,000	5,738
Health and Educational Facs. Auth., Rev. Bonds (Partners HealthCare System Issue), Series C, 6.00% 2015	1,000	1,102
		12,186

MICHIGAN — 3.49%
Certs. of Part. (New Center Dev. Inc.), Series 2004-A, MBIA insured, 5.00% 2031 (put 2011)	3,500	3,688
Econ. Dev. Corp. of the Township of Cornell, Environmental Improvement Rev. Ref. Bonds
(MeadWestvaco-Escanaba Paper Co. Project), Series 2002, 5.875% 2018 (preref. 2012)	2,000	2,227
Econ. Dev. Corp. of the County of Delta, Environmental Improvement Rev. Ref. Bonds
(MeadWestvaco-Escanaba Paper Co. Project), Series 2002-A, 6.25% 2027 (preref. 2012)	2,000	2,262
City of Flint, Hospital Building Auth., Rev. Ref. Bonds (Hurley Medical Center), Series 1998-A, 5.00% 2008	1,385	1,384
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 1998-B, 5.375% 2018	1,500	1,504
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 1998-B, 5.375% 2028	2,750	2,751
Higher Education Facs. Auth., Limited Obligation Rev. Bonds (Alma College Project), Series 2005, 4.25% 2014	405	408
Higher Education Facs. Auth., Limited Obligation Rev. Bonds (Alma College Project), Series 2005, 5.00% 2016	445	473
Higher Education Facs. Auth., Limited Obligation Rev. Bonds (Alma College Project), Series 2005, 4.00% 2017	460	449
Higher Education Facs. Auth., Limited Obligation Rev. Bonds (Alma College Project), Series 2005, 4.10% 2018	480	470
Higher Education Facs. Auth., Limited Obligation Rev. Bonds (Alma College Project), Series 2005, 4.125% 2019	225	220
Higher Education Student Loan Auth., Student Loan Rev. Bonds, Series XVII-P, AMT, AMBAC insured, 4.50% 2017	5,000	5,150
Higher Education Student Loan Auth., Student Loan Rev. Bonds, Series XVII-Q, AMT, AMBAC insured, 4.75% 2017	3,000	3,107
Higher Education Student Loan Auth., Student Loan Rev. Bonds, Series XVII-Q, AMT, AMBAC insured, 4.95% 2026	2,500	2,593
Hospital Fin. Auth., Hospital Rev. Bonds (Detroit Medical Center Obligated Group), Series 1998-A, 5.125% 2018	1,550	1,571
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Hackley Hospital Obligated Group), Series 1998-A, 5.30% 2013	1,000	1,018
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2003-A, 5.50% 2016 (preref. 2013)	2,500	2,756
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Pontiac Osteopathic), Series 1994-A, 6.00% 2014	1,000	1,000
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Sinai Hospital of Greater Detroit), Series 1995, 6.00% 2008	440	447
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Trinity Health Credit Group), Series 2002-C, 5.375% 2023	1,500	1,597
Housing Dev. Auth., Single-family Mortgage Rev. Bonds, Series 2001-A, AMT, MBIA insured, 5.30% 2016	2,110	2,178
Econ. Dev. Corp. of the County of Midland, Pollution Control Limited Obligation Rev. Ref. Bonds (Midland Cogeneration Project), Series 2000-A, AMT, 6.875% 2009	15,865	16,251
County of Monroe Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Mercy Memorial Hospital Corp. Obligated Group), Series 2006, 5.375% 2026	1,250	1,321
City of Saginaw Hospital Fin. Auth., Rev. Ref. Bonds (Covenant Medical Center, Inc.), Series 2004-G, 5.00% 2010	1,330	1,379
City of Saginaw Hospital Fin. Auth., Rev. Ref. Bonds (Covenant Medical Center, Inc.), Series 2004-G, 5.00% 2014	1,600	1,695
City of Saginaw Hospital Fin. Auth., Rev. Ref. Bonds (Covenant Medical Center, Inc.), Series 2004-G, 5.00% 2015	1,710	1,806
City of Saginaw Hospital Fin. Auth., Rev. Ref. Bonds (Covenant Medical Center, Inc.), Series 2004-G, 5.00% 2017	2,425	2,545
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Dow Chemical Co. Project), Series 2003-A, AMT, 5.50% 2028 (put 2013)	3,640	3,916
Strategic Fund, Solid Waste Disposal Limited Obligation Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2004, AMT, 3.00% 2013 (put 2007)	1,000	997
Charter County of Wayne, Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2002-D, AMT, FGIC insured, 5.50% 2013	3,000	3,253
		70,416

MINNESOTA — 0.22%
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2006-I, AMT, 5.75% 2038	3,000	3,215
Housing and Redev. Auth. of St. Paul and Minneapolis, Health Care Fac. Rev. Bonds (HealthPartners Obligated Group Project), Series 2003, 5.25% 2009	1,250	1,297
		4,512

MISSISSIPPI — 0.17%
G.O. Ref. Bonds, Series 2002-A, 5.50% 2018	1,000	1,156
G.O. Ref. Bonds, Series 2003-A, 5.25% 2017	2,000	2,251
		3,407

MISSOURI — 0.53%
City of Fenton, Tax Increment Rev. Ref. Bonds (Gravois Bluffs Redev. Project), Series 2006, 4.50% 2021	2,000	2,037
Health and Educational Facs. Auth., Rev. Bonds (SSM Health Care), Series 2002-A, 5.25% 2012	2,515	2,698
Housing Dev. Commission, Single-family Mortgage Rev. Bonds (Homeownership Loan Program),
Series 2005-A-1, AMT, GNMA/FNMA insured, 5.90% 2035	920	973
Industrial Dev. Auth. of the City of St. Louis, Tax Increment Rev. Ref. Bonds (Southtown Redev. Project), Series 2006, 5.125% 2026	1,300	1,304
Transportation Dev. Dist. (Hazelwood, St. Louis County), Transportation Rev. Bonds (Missouri Bottom Road/Taussig Road), Series 2002, 7.20% 2033	3,300	3,688
		10,700

MONTANA — 0.35%
Fac. Fin. Auth., Senior Living Rev. Bonds (St. John’s Lutheran Ministries Project), Series 2006-A, 6.00% 2025	1,250	1,288
Fac. Fin. Auth., Senior Living Rev. Bonds (St. John’s Lutheran Ministries Project), Series 2006-A, 6.125% 2036	2,100	2,185
City of Forsyth, Pollution Control Rev. Ref. Bonds (Avista Corp. Colstrip Project),
Series 1999-B, AMT, AMBAC insured, 5.125% 2034 (put 2008)	1,500	1,540
Board of Housing, Single-family Mortgage Bonds, Series 2006-B, AMT, 5.50% 2037	2,000	2,121
		7,134

NEBRASKA — 0.42%
Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2006-C, AMT, 5.50% 2036	3,000	3,187
Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2006-D, AMT, 5.50% 2036	4,275	4,542
City of Kearney, Industrial Dev. Rev. Bonds, Series 2003-A, 8.00% 2012	619	466
City of Kearney, Industrial Dev. Rev. Bonds, Series 2003-B, 0% 2012	7,943	373
		8,568

NEVADA — 3.07%
Clark County, Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), AMT, 3.25% 2031 (put 2009)	2,000	1,952
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Bonds, Series 1999, 7.50% 2019 (preref. 2009)	10,835	12,145
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Ref. Bonds, Series 2006-B, 5.30% 2029	1,000	1,022
Clark County, Special Improvement Dist. No. 132 (Summerlin South Area (Villages 15A and 18)), Local Improvement Bonds, Series 2001, 6.125% 2011	1,000	1,035
Clark County, Special Improvement Dist. No. 132 (Summerlin South Area (Villages 15A and 18)), Local Improvement Bonds, Series 2001, 6.40% 2014	1,205	1,247
Clark County, Special Improvement Dist. No. 132 (Summerlin South Area (Villages 15A and 18)), Local Improvement Bonds, Series 2001, 6.50% 2015	955	989
Clark County, Special Improvement Dist. No. 132 (Summerlin South Area (Villages 15A and 18)), Local Improvement Bonds, Series 2001, 6.875% 2021	2,455	2,544
Clark County, Special Improvement Dist. No. 142 (Mountain’s Edge), Local Improvement Bonds, Series 2003, 5.60% 2013	1,000	1,033
Clark County, Special Improvement Dist. No. 142 (Mountain’s Edge), Local Improvement Bonds, Series 2003, 5.75% 2014	1,000	1,033
Clark County, Special Improvement Dist. No. 142 (Mountain’s Edge), Local Improvement Bonds, Series 2003, 6.375% 2023	3,375	3,489
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West), Series 1998-A, 5.375% 2026	1,550	1,590
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West), Series 1999-A, 6.75% 2020	245	269
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West), Series 1998-A, 5.375% 2026 (preref. 2008)	450	465
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West), Series 1999-A, 6.75% 2020 (preref. 2010)	1,755	1,956
City of Henderson, Local Improvement Dist. No. T-14 (Anthem Master Planned Community),
Limited Obligation Improvement Bonds, 5.10% 2012	895	924
City of Henderson, Local Improvement Dist. No. T-14 (Anthem Master Planned Community),
Limited Obligation Improvement Bonds, 5.55% 2017	2,675	2,763
City of Henderson, Local Improvement Dist. No. T-16 (The Falls at Lake Las Vegas),
Limited Obligation Improvement Bonds, 5.00% 2018	1,145	1,154
City of Henderson, Local Improvement Dist. No. T-16 (The Falls at Lake Las Vegas),
Limited Obligation Improvement Bonds, 5.00% 2019	1,435	1,444
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon), Limited Obligation Improvement Bonds, 5.00% 2014	735	760
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon), Limited Obligation Improvement Bonds, 5.00% 2017	1,000	1,029
City of Henderson, Local Improvement Dist. No. T-18 (Inspirada), Limited Obligation Improvement Bonds, 5.25% 2026	2,500	2,575
City of Henderson, Local Improvement Dist. No. T-18 (Inspirada), Limited Obligation Improvement Bonds, 5.30% 2035	6,675	6,821
City of Henderson, Local Improvement Dist. No. T-4C (Green Valley Properties), Limited Obligation Ref. Bonds, Series 1999-A, 5.75% 2013	1,645	1,704
City of Henderson, Local Improvement Dist. No. T-4C (Green Valley Properties), Limited Obligation Ref. Bonds, Series 1999-A, 5.90% 2018	965	1,000
Housing Division, Single-family Mortgage Bonds, Series 1999-B-1, 4.95% 2012	95	96
Housing Division, Single-family Mortgage Bonds, Series 1999-D-2, AMT, 5.90% 2013	175	177
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Bonds, Series 2004, 5.75% 2016	2,180	2,247
City of Las Vegas, Special Improvement Dist. No. 808 (Summerlin Area), Local Improvement Bonds, Series 2001, 6.40% 2015	1,375	1,418
City of Las Vegas, Special Improvement Dist. No. 808 (Summerlin Area), Local Improvement Bonds, Series 2001, 6.75% 2021	1,965	2,027
Washoe County, Water Facs. Rev. Ref. Bonds (Sierra Pacific Power Co. Project), Series 2001, AMT, 5.00% 2036 (put 2009)	5,000	5,067
		61,975

NEW HAMPSHIRE — 0.16%
Business Fin. Auth., Pollution Control Rev. Ref. Tax-Exempt Bonds (Public Service Co. of New Hampshire Project), Series 1992-D, AMT, 6.00% 2021	2,000	2,079
Health and Education Facs. Auth., Rev. Bonds (Exeter Hospital Obligated Group Issue), Series 2001-A, 5.75% 2031	1,000	1,070
Housing Fin. Auth., Single-family Mortgage Acquisition Rev. Bonds, Series 1997-D, AMT, 5.60% 2012	125	129
		3,278

NEW JERSEY — 4.04%
Certs. of Part., Series 2004-A, 5.00% 2013	7,000	7,456
Certs. of Part., Series 2004-A, 5.00% 2014	5,500	5,894
Econ. Dev. Auth., Cigarette Tax Rev. Bonds, Series 2004, RADIAN insured, 5.375% 2014	4,500	4,929
Econ. Dev. Auth., Cigarette Tax Rev. Bonds, Series 2004, RADIAN insured, 5.375% 2015	5,500	6,062
Econ. Dev. Auth., Cigarette Tax Rev. Bonds, Series 2004, RADIAN insured, 5.50% 2016	2,750	3,076
Econ. Dev. Auth., Econ. Dev. Bonds (City of Elizabeth — Kapkowski Road Landfill Reclamation Improvement Dist. Project), Series 1998-A, 6.375% 2031 (preref. 2014)	3,750	4,422
Econ. Dev. Auth., First Mortgage Rev. Bonds (Fellowship Village Project), Series 1998-C, 5.50% 2018	1,000	1,031
Econ. Dev. Auth., First Mortgage Rev. Bonds (Fellowship Village Project), Series 1998-C, 5.50% 2028	1,500	1,535
Econ. Dev. Auth., First Mortgage Rev. Ref. Bonds (Fellowship Village Project), Series 1998-A, 5.10% 2008	1,250	1,261
Econ. Dev. Auth., First Mortgage Rev. Ref. Bonds (Fellowship Village Project), Series 1998-A, 5.20% 2009	1,000	1,018
Econ. Dev. Auth., First Mortgage Rev. Ref. Bonds (Fellowship Village Project), Series 1998-A, 5.30% 2010	1,000	1,028
Econ. Dev. Auth., First Mortgage Rev. Ref. Bonds (Fellowship Village Project), Series 1998-A, 5.50% 2018	1,000	1,024
Econ. Dev. Auth., First Mortgage Rev. Ref. Bonds (Fellowship Village Project), Series 1998-A, 5.50% 2025	1,000	1,019
Econ. Dev. Auth., First Mortgage Rev. Bonds (Winchester Gardens at Ward Homestead Project),
Series 1996-A, 8.50% 2016 (preref. 2006)	1,000	1,020
Econ. Dev. Auth., First Mortgage Rev. Bonds (Winchester Gardens at Ward Homestead Project),
Series 1996-A, 8.625% 2025 (preref. 2006)	500	510
Econ. Dev. Auth., Retirement Community Rev. Bonds (Cedar Crest Village, Inc. Fac.), Series 2001-A, 7.25% 2031	2,250	2,450
Econ. Dev. Auth., Retirement Community Rev. Bonds (Cedar Crest Village, Inc. Fac.), Series 2001-B, 5.50% 2006	1,345	1,345
Econ. Dev. Auth., Retirement Community Rev. Bonds (Seabrook Village, Inc. Fac.), Series 2000-A, 8.25% 2030	9,000	10,056
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 6.40% 2023	2,000	2,079
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 6.25% 2029	7,000	7,240
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2003, 4.375% 2019	1,275	1,276
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds,
Series 2006-C, FSA insured, 0% 2034	26,420	7,834
Transportation Trust Fund Auth., Transportation System Bonds, Current Interest Bonds, Series 2006-A, 5.25% 2019	2,000	2,252
Transportation Trust Fund Auth., Transportation System Bonds, Current Interest Bonds, Series 2006-A, 5.25% 2021	5,000	5,664
		81,481

NEW MEXICO — 0.55%
Dona Ana County, Improvement Dist. Bonds (Santa Teresa Improvement Dist.-Airport Road Business Center, Phase III), Series 2001-A, 8.375% 2021	2,080	2,120
Dona Ana County, Improvement Dist. Bonds (Santa Teresa Improvement Dist.-Border Industrial Park, Phase I & II), Series 2001-B, 8.875% 2021	5,245	5,324
Sandoval County, Incentive Payment Rev. Ref. Bonds, Series 2005, 5.00% 2020	3,500	3,738
		11,182

NEW YORK — 7.18%
Dormitory Auth., Catholic Health Services, Obligated Group Rev. Bonds (St. Francis Hospital Project), Series 2004, 4.00% 2008	1,410	1,411
Dormitory Auth., Catholic Health Services, Obligated Group Rev. Bonds (St. Francis Hospital Project), Series 2004, 4.00% 2009	1,000	1,001
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1998-C, 5.00% 2010	1,930	1,999
Dormitory Auth., Rochester General Hospital Insured Rev. Bonds, Series 2005, RADIAN insured, 5.00% 2012	2,000	2,128
Dormitory Auth., Third General Resolution Rev. Bonds (State University Educational Facs. Issue),
Series 2002-B, 5.25% 2023 (put 2012)	13,500	14,494
Dormitory Auth., Third General Resolution Rev. Bonds (State University Educational Facs. Issue),
Series 2002-B, 6.00% 2029 (put 2012)	4,000	4,437
Town of Hempstead Industrial Dev. Agcy., Civic Fac. Rev. Bonds (Hofstra University Civic Fac.), Series 2003, 5.25% 2019	550	586
Housing Fin. Agcy., Health Facs. Rev. Ref. Bonds (New York City), Series 1996-A, 6.00% 2006	1,000	1,000
Housing Fin. Agcy., Health Facs. Rev. Ref. Bonds (New York City), Series 1996-A, 6.00% 2007	2,000	2,034
Housing Fin. Agcy., Service Contract Obligation Rev. Ref. Bonds, Series 1997-C, 5.10% 2009	800	823
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-B, 5.25% 2012	5,000	5,418
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-B, 5.25% 2014	1,000	1,096
Metropolitan Transportation Auth., State Service Contract Ref. Bonds, Series 2002-A, 5.125% 2024	2,000	2,133
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 133, AMT, 6.00% 2032	905	982
City of New York, G.O. Bonds, Fiscal 2001 Series F, 5.00% 2009	2,510	2,602
City of New York, G.O. Bonds, Fiscal 2002 Series B, 5.50% 2012	3,000	3,245
City of New York, G.O. Bonds, Fiscal 2002 Series C, 5.25% 2021	1,720	1,825
City of New York, G.O. Bonds, Fiscal 2002 Series G, XLCA insured, 5.50% 2012	2,475	2,715
City of New York, G.O. Bonds, Fiscal 2004 Series G, 5.00% 2014	7,500	8,112
City of New York, G.O. Bonds, Fiscal 2004 Series I, 4.50% 2012	5,000	5,211
City of New York, G.O. Bonds, Fiscal 2004 Series I, 5.00% 2015	5,000	5,383
City of New York, G.O. Bonds, Fiscal 2005 Series H, 5.00% 2015	2,000	2,153
City of New York, G.O. Bonds, Fiscal 2005 Series J, 5.00% 2017	2,500	2,693
City of New York, G.O. Bonds, Fiscal 2005 Series M, 5.00% 2013	2,000	2,144
New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2006-C, AMT, 5.00% 2026	1,250	1,288
New York City Industrial Dev. Agcy., Liberty Rev. Bonds (7 World Trade Center, LLC Project), Series A, 6.25% 2015	19,000	20,276
New York City Industrial Dev. Agcy., Liberty Rev. Bonds (7 World Trade Center, LLC Project), Series A, 6.50% 2035	8,500	9,098
New York City Industrial Dev. Agcy., Rev. Bonds (Brooklyn Navy Yard Cogeneration Partners, LP Project), Series 1997, AMT, 6.20% 2022	2,835	3,064
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds
(American Airlines, Inc. John F. Kennedy International Airport Project), Series 2005, AMT, 7.625% 2025	3,000	3,621
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds
(American Airlines, Inc. John F. Kennedy International Airport Project), Series 2005, AMT, 8.00% 2028	7,000	8,635
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (Terminal One Group Assn., LP Project),
Series 2005, AMT, 5.00% 2013	3,000	3,147
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (Terminal One Group Assn., LP Project),
Series 2005, AMT, 5.50% 2014	1,535	1,664
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (Terminal One Group Assn., LP Project),
Series 2005, AMT, 5.50% 2016	2,000	2,193
New York City Transitional Fin. Auth., Future Tax Secured Ref. Bonds, Series 2003-B, 5.25%/10.00% 2029[3]	4,600	4,897
Port Auth. of New York and New Jersey, Consolidated Bonds, Series 131, AMT, 5.00% 2009	4,525	4,698

Onondaga County Industrial Dev. Agcy., Solid Waste Disposal Fac. Rev. Ref. Bonds (Solvay Paperboard LLC Project), Series 1998, AMT, 6.80% 2014	1,500	1,563
Suffolk County Industrial Dev. Agcy., Continuing Care Retirement Community Rev. Bonds
(Peconic Landing at Southold, Inc. Project), Series 2000-A, 8.00% 2030	2,000	2,217

Urban Dev. Corp., Correctional and Youth Facs. Service Contract Rev. Bonds (Empire State Dev. Corp.), Series 2002-A, 5.00% 2017 (put 2011)	3,000	3,147
		145,133

NORTH CAROLINA — 1.36%
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 7.25% 2007	1,500	1,508
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 7.00% 2008	1,000	1,037
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.125% 2009	2,950	3,092
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.00% 2026	1,000	1,195
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-A, 5.20% 2010	2,000	2,085
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-B, 5.55% 2014	1,000	1,051
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-B, 5.70% 2017	2,000	2,113
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-D, 6.75% 2026	1,000	1,088
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-C, 5.125% 2014	2,000	2,123
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-C, 5.375% 2017	1,500	1,603
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-D, 5.50% 2014	1,750	1,914
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-F, 5.50% 2016	1,000	1,077
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 23-A, AMT, 5.00% 2036	5,000	5,200
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 1999-B, 6.50% 2020	1,000	1,088
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 2003-A, 5.50% 2013	1,250	1,356
		27,530

NORTH DAKOTA — 0.02%
Housing Fin. Agcy., Rev. Bonds, Series 1998-A, AMT, 5.25% 2018	335	338

OHIO — 1.63%
City of Cleveland, Airport Special Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.70% 2019	1,500	1,522
Higher Educational Fac. Commission, Rev. Bonds (Kenyon College 2002 Project), 4.95% 2037 (put 2015)	1,060	1,120
Higher Educational Fac. Commission, Rev. Bonds (Kenyon College 2002 Project), 5.05% 2037 (put 2016)	3,250	3,469
Housing Fin. Agcy., Residential Mortgage Rev. Bonds, Series 2005-A, AMT, GNMA insured, 4.20% 2014	1,340	1,338
Housing Fin. Agcy., Residential Mortgage Rev. Bonds, Series 2005-A, AMT, GNMA insured, 4.30% 2015	1,445	1,442
Housing Fin. Agcy., Residential Mortgage Rev. Bonds, Series 2006-A, AMT, GNMA insured, 5.50% 2036	2,500	2,650
Housing Fin. Agcy., Residential Mortgage Rev. Bonds, Series 2006-E, AMT, GNMA/FNMA insured, 5.375% 2037	5,000	5,388
County of Lorain, Hospital Facs. Rev. Bonds (Catholic Healthcare Partners), Series 2002-A, 5.50% 2013	1,075	1,167
County of Lorain, Hospital Facs. Rev. Ref. and Improvement Bonds (Catholic Healthcare Partners), Series 2001-A, 5.25% 2010	1,000	1,053
County of Miami, Hospital Facs. Rev. Ref. and Improvement Bonds (Upper Valley Medical Center), Series 2006, 5.25% 2018	1,020	1,093
County of Montgomery, Hospital Facs. Rev. Bonds (Kettering Medical Center Network Obligated Group), Series 1999, 6.75% 2018 (preref. 2010)	1,000	1,108
County of Montgomery, Hospital Facs. Rev. Bonds (Kettering Medical Center Network Obligated Group), Series 1999, 6.75% 2022 (preref. 2010)	1,000	1,108
City of Moraine, Solid Waste Disposal Rev. Bonds (General Motors Corp. Project), Series 1999, AMT, 5.65% 2024	1,940	1,929
Solid Waste Rev. Bonds (General Motors Corp. Project), Series 2002, AMT, 6.30% 2032	1,845	1,888
County of Richland, Hospital Facs. Rev. Improvement Bonds (MedCentral Health System Obligated Group), Series 2000-B, 6.375% 2022	335	366
County of Richland, Hospital Facs. Rev. Improvement Bonds (MedCentral Health System Obligated Group), Series 2000-B, 6.375% 2030	585	637
County of Richland, Hospital Facs. Rev. Improvement Bonds (MedCentral Health System Obligated Group), Series 2000-B, 6.375% 2022 (preref. 2010)	665	738
County of Richland, Hospital Facs. Rev. Improvement Bonds (MedCentral Health System Obligated Group), Series 2000-B, 6.375% 2030 (preref. 2010)	1,165	1,294
Water Dev. Auth., Solid Waste Disposal Rev. Bonds (Bay Shore Power Project), Series 1998-A, AMT, 5.875% 2020	3,600	3,653
		32,963

OKLAHOMA — 0.71%
Dev. Fin. Auth., Student Housing Rev. Bonds (Seminole State College Project), Series 2006, 5.125% 2036	2,000	2,061
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds (Homeownership Loan Program),
Series 2006-C, AMT, GNMA/FNMA insured, 5.95% 2037	1,000	1,086
Langston Econ. Dev. Auth., Rev. Bonds (Langston University Student Housing/LDF Student Housing, LLC Project), Series 2006-A, ACA insured, 4.75% 2021	1,000	1,025
Langston Econ. Dev. Auth., Student Housing Rev. Bonds (Langston Community Dev. Corp. Project),
Series 2000-A, 7.40% 2017 (preref. 2010)	2,710	3,100
Langston Econ. Dev. Auth., Student Housing Rev. Bonds (Langston Community Dev. Corp. Project),
Series 2000-A, 7.75% 2030 (preref. 2010)	6,050	6,995
		14,267

OREGON — 0.65%
Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Rev. Bonds, Series 2006-C, 4.875% 2008	1,705	1,708
Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Rev. Bonds, Series 2006-C, 5.625% 2026	5,000	5,108
Facs. Auth., Rev. Bonds (Linfield College Project), Series 2005-A, 5.00% 2015	970	1,030
Gilliam County, Demand Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2002, AMT, 5.25% 2029	5,000	5,201
		13,047

PENNSYLVANIA — 1.69%
Redev. Auth. of Allegheny County, Redev. Bonds (Pittsburgh Mills Project), Series 2004, 5.10% 2014	1,000	1,033
Bucks County Industrial Dev. Auth., Retirement Community Rev. Bonds (Ann’s Choice, Inc. Fac.), Series 2005-A, 6.25% 2035	2,250	2,383
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2005-A, AMT, 5.10% 2027	1,500	1,556
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2006-93-A, AMT, 5.75% 2037	3,745	4,013
Lehigh County, General Purpose Auth. Rev. Bonds (KidsPeace Obligated Group), Series 1998, ACA-CBI insured, 5.70% 2009	1,070	1,100
McKean County Hospital Auth., Hospital Rev. Bonds (Bradford Hospital Project), Series 2005, ACA insured, 5.00% 2016	1,000	1,050
Montgomery County Industrial Dev. Auth., Mortgage Rev. Bonds (Whitemarsh Continuing Care Retirement Community Project), Series 2005, 6.00% 2021	2,000	2,121
Montgomery County Industrial Dev. Auth., Mortgage Rev. Bonds (Whitemarsh Continuing Care Retirement Community Project), Series 2005, 6.125% 2028	2,000	2,124
Montgomery County Industrial Dev. Auth., Mortgage Rev. Bonds (Whitemarsh Continuing Care Retirement Community Project), Series 2005, 6.25% 2035	3,000	3,180
Montgomery County Industrial Dev. Auth., Retirement Community Rev. Bonds
(Adult Communities Total Services, Inc. Obligated Group), Series 1996-B, 5.75% 2017	4,000	4,087
Montgomery County Industrial Dev. Auth., Retirement Community Rev. Ref. Bonds
(Adult Communities Total Services, Inc. Obligated Group), Series 1996-A, 5.875% 2022	1,000	1,021
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds
(Temple University Hospital), Series 1997, 5.70% 2009	1,000	1,023
Philadelphia Auth. for Industrial Dev., Rev. Bonds (Cathedral Village Project), Series 1998, 5.30% 2007	1,145	1,150
Philadelphia Auth. for Industrial Dev., Rev. Bonds (Cathedral Village Project), Series 1998, 5.50% 2010	1,000	1,020
Westmoreland County Industrial Dev. Auth., Retirement Community Rev. Bonds
(Redstone Presbyterian SeniorCare Obligated Group), Series 2005-A, 5.50% 2015	1,200	1,249
Westmoreland County Industrial Dev. Auth., Retirement Community Rev. Bonds
(Redstone Presbyterian SeniorCare Obligated Group), Series 2005-A, 5.875% 2032	1,400	1,481
Westmoreland County, Health Care Fac. Rev. Bonds (Redstone Presbyterian SeniorCare Obligated Group), Series 2000-B, 8.125% 2030 (preref. 2010)	4,000	4,648
		34,239

PUERTO RICO — 0.83%
Government Dev. Bank for Puerto Rico, Series 2006-C, AMT, 5.25% 2015	4,025	4,359
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2036 (preref. 2012)	1,500	1,625
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, 5.75% 2027 (put 2012)	8,000	8,658
Public Improvement G.O. Ref. Bonds, Series 2003-C, 5.00% 2018 (put 2008)	2,000	2,037
		16,679

RHODE ISLAND — 0.31%
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Lifespan Obligated Group Issue), Series 2002, 6.375% 2021	130	144
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue), Series 2006-A, FSA insured, 5.00% 2018	1,500	1,628
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Lifespan Obligated Group Issue), Series 2002, 6.375% 2021 (preref. 2012)	870	993
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Lifespan Obligated Group Issue), Series 2002, 6.50% 2032 (preref. 2012)	3,000	3,438
		6,203

SOUTH CAROLINA — 1.91%
Georgetown County, Environmental Improvement Rev. Ref. Bonds (International Paper Co. Projects), Series 2002-A, 5.70% 2014	2,500	2,730
Georgetown County, Pollution Control Rev. Ref. Bonds (International Paper Co. Projects), Series 1999-A, 5.125% 2012	1,000	1,046
Housing Fin. and Dev. Auth. Mortgage Rev. Bonds, Series 2004-A-2, AMT, FSA insured, 5.50% 2034	2,000	2,073
Jobs-Econ. Dev. Auth., First Mortgage Health Facs. Rev. Ref. Bonds (Wesley Commons Project), Series 2006, 5.00% 2016	3,155	3,192
Jobs-Econ. Dev. Auth., First Mortgage Health Facs. Rev. Ref. Bonds (Wesley Commons Project), Series 2006, 5.125% 2026	1,000	1,003
Jobs-Econ. Dev. Auth., First Mortgage Health Facs. Rev. Ref. Bonds (Wesley Commons Project), Series 2006, 5.30% 2036	2,015	2,030
Jobs-Econ. Dev. Auth., Hospital Ref. and Improvement Rev. Bonds (Palmetto Health Alliance), Series 2003-C, 6.00% 2013	2,040	2,279
Jobs-Econ. Dev. Auth., Hospital Ref. and Improvement Rev. Bonds (Palmetto Health Alliance), Series 2003-C, 6.375% 2034	395	446
Jobs-Econ. Dev. Auth., Hospital Rev. Bonds (Georgetown Memorial Hospital), Series 1998, 5.75% 2010	1,345	1,426
Jobs-Econ. Dev. Auth., Hospital Ref. and Improvement Rev. Bonds (Palmetto Health Alliance),
Series 2003-C, 6.375% 2034 (preref. 2013)	3,105	3,599
City of Myrtle Beach, Tax Increment Bonds (Myrtle Beach Air Force Base Redev. Project Area), Series 2006-A, 5.25% 2026	1,000	1,019
City of Myrtle Beach, Tax Increment Bonds (Myrtle Beach Air Force Base Redev. Project Area), Series 2006-A, 5.30% 2035	1,250	1,277
Piedmont Municipal Power Agcy., Electric Rev. Ref. Bonds, Series 1999-A, 5.25% 2015	6,000	6,147
Tobacco Settlement Rev. Management Auth., Tobacco Settlement Asset-backed Bonds, Series 2001-B, 6.00% 2022	9,750	10,419
		38,686

SOUTH DAKOTA — 0.08%
Education Loans Incorporated, Student Loan Asset-backed Callable Notes, Series 1998-1, AMT, 4.95% 2010	1,500	1,547

TENNESSEE — 2.13%
Health, Educational and Housing Fac. Board of the City of Chattanooga, Rev. Ref. Bonds (CDFI Phase I, LLC Project), Series 2005-A, 5.00% 2015	3,080	3,179
Natural Gas Acquisition Corp. of the City of Clarksville, Gas Rev. Bonds, Series 2006, 5.00% 2016	2,500	2,714
Natural Gas Acquisition Corp. of the City of Clarksville, Gas Rev. Bonds, Series 2006, 5.00% 2018	1,600	1,748
Housing Dev. Agcy., Homeownership Program Bonds, Issue 2006-1, AMT, 5.75% 2036	3,500	3,759
Knox County Health, Educational and Housing Facs. Board, Fort Sanders Alliance Obligated Group Hospital Rev. Bonds, Series 1990-A, MBIA insured, 6.25% 2013	1,000	1,135
Industrial Dev. Board of Maury County, Multi-Modal Interchangeable Rate Pollution Control Rev. Ref. Bonds (Saturn Corp. Project), Series 1994, 6.50% 2024	4,500	4,540
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2002, AMT, MBIA insured, 5.50% 2010	1,500	1,599
Memphis-Shelby County Airport Auth., Special Facs. Rev. Ref. Bonds (Federal Express Corp.), Series 2003, AMT, 4.50% 2014	1,000	1,007
Health, Educational and Housing Fac. Board of the County of Shelby, Hospital Rev. Bonds (Methodist Healthcare), Series 2002, 6.00% 2020 (preref. 2012)	1,120	1,261
Health, Educational and Housing Fac. Board of the County of Shelby, Hospital Rev. Bonds (Methodist Healthcare), Series 2002, 6.00% 2020 (preref. 2012)	1,880	2,116
Health, Educational and Housing Fac. Board of the County of Shelby, Rev. Bonds (Baptist Memorial Health Care), Series 2004-A, 5.00% 2020 (put 2008)	6,000	6,128
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds (Wellmont Health System Project), Series 2002, 6.75% 2015 (preref. 2012)	1,520	1,758
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds (Wellmont Health System Project), Series 2002, 6.25% 2022 (preref. 2012)	1,220	1,380
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds (Wellmont Health System Project), Series 2002, 6.25% 2022 (preref. 2012)	730	826
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds (Wellmont Health System Project), Series 2002, 6.25% 2032 (preref. 2012)	2,000	2,263
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Ref. Bonds
(Wellmont Health System Project), Series 2003, RADIAN insured, 5.00% 2013	2,000	2,125
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-A, 5.25% 2019	5,000	5,582
		43,120

TEXAS — 7.52%
Alliance Airport Auth., Inc., Special Facs. Rev. Bonds (American Airlines, Inc. Project), Series 1990, AMT, 7.00% 2011	2,500	2,579
Dallas-Fort Worth International Airport Fac. Improvement Corp., American Airlines, Inc. Rev. Bonds, Series 1992, AMT, 7.25% 2030	7,000	7,105
Dallas-Fort Worth International Airport Fac. Improvement Corp., American Airlines, Inc. Rev. Bonds, Series 1999, AMT, 6.375% 2035	4,000	4,105
Dallas-Fort Worth International Airport Fac. Improvement Corp., American Airlines, Inc. Rev. Bonds, Series 2002, AMT, 8.25% 2036	4,580	5,202
Dallas-Fort Worth International Airport Fac. Improvement Corp., American Airlines, Inc. Rev. Bonds, Series 2002, AMT, 8.40% 2036 (put 2007)	8,000	8,233
Dallas-Fort Worth International Airport Fac. Improvement Corp., American Airlines, Inc. Rev. Ref. Bonds, Series 2000-A, AMT, 9.125% 2029	5,000	6,108
Dallas-Fort Worth International Airport Fac. Improvement Corp., American Airlines, Inc. Rev. Ref. Bonds, Series 2000-A, Subseries 2, AMT, 9.00% 2029 (put 2015)	5,655	6,826
Angelina and Neches River Auth., Solid Waste Disposal Rev. Ref. Bonds (International Paper Co. Projects), Series 2003-A, AMT, 5.375% 2015	5,000	5,330
Bell County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (Buckner Retirement Services, Inc. Obligated Group Project), Series 1998, 5.25% 2028	1,000	1,023
Brazos River Harbor Navigation Dist. of Brazoria County, Environmental Facs. Rev. Bonds (Dow Chemical Co. Project), Series 2002-A-3, AMT, 4.95% 2033 (put 2007)	2,000	2,010
Brazos River Harbor Navigation Dist. of Brazoria County, Environmental Facs. Rev. Bonds (Dow Chemical Co. Project), Series 2002-A-4, AMT, 5.20% 2033 (put 2008)	5,000	5,093
Brazos River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Co. Project), Series 2001-C, AMT, 5.75% 2036 (put 2011)	9,745	10,369
Brazos River Auth., Pollution Control Rev. Ref. Bonds (TXU Energy Co. LLC Project),
Series 2003-A, AMT, 6.75% 2038 (put 2013)	1,000	1,115
Sabine River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Co. Project), Series 2001-A, 5.50% 2022 (put 2011)	2,645	2,809
Sabine River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Co. Project), Series 2001-B, AMT, 5.75% 2030 (put 2011)	5,675	6,039
Brazos River Auth., Rev. Ref. Bonds (Reliant Energy, Inc. Project), Series 1999-A, 5.375% 2019	3,000	3,087
Industrial Dev. Corp. of Port of Corpus Christi, Rev. Ref. Bonds (Valero Refining and Marketing Co. Project), Series 1997-D, AMT, 5.125% 2009	5,250	5,449
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement and Ref. Bonds, Series 2001-A, AMT, FGIC insured, 5.625% 2011	2,000	2,152
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement and Ref. Bonds, Series 2001-A, AMT, FGIC insured, 5.75% 2015	1,185	1,282
Donna Independent School Dist. (Hidalgo County), Unlimited Tax School Building Bonds,
Series 1998, 5.20% 2018 (preref. 2009)	1,000	1,036
G.O. Bonds (Veterans’ Housing Assistance Program), Fund II Series 2001-A-1, AMT, 4.85% 2014	1,990	2,047
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System), Series 2001-A, 6.375% 2029 (preref. 2011)	5,100	5,729
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System), Series 2004-A, 5.25% 2014	1,415	1,541
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System), Series 2004-A, 5.25% 2015	1,000	1,082
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System), Series 2004-A, 5.25% 2016	2,385	2,573
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System), Series 2004-A, 5.25% 2017	1,500	1,609
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System), Series 2004-A, 5.125% 2023	3,000	3,162
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital), Series 2001-A, 5.50% 2020 (preref. 2011)	2,850	3,084
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital), Series 2002, 5.50% 2017 (preref. 2012)	1,045	1,145
Harris County, Tax and Rev. Ref. Bonds, Series 2004-B, FSA insured, 5.00% 2032 (put 2012)	2,000	2,130
HFDC of Central Texas, Inc., Retirement Fac. Rev. Bonds (Legacy at Willow Bend Project), Series 2006-A, 5.625% 2026	1,000	1,028
Hidalgo County Health Services Corp., Hospital Rev. Bonds (Mission Hospital, Inc. Project), Series 1996, 7.00% 2008	790	827
Hidalgo County Health Services Corp., Hospital Rev. Bonds (Mission Hospital, Inc. Project), Series 1996, 6.75% 2016	1,000	1,043
Hidalgo County Health Services Corp., Hospital Rev. Bonds (Mission Hospital, Inc. Project), Series 2005, 5.00% 2012	1,315	1,360
City of Houston, Airport System Rev. Bonds, Series 1998-B, AMT, FGIC insured, 5.25% 2012	1,000	1,032
City of Houston, Airport System Rev. Bonds, Series 2002-A, AMT, FSA insured, 5.625% 2018	1,825	1,979
City of Houston, Airport System Rev. Ref. Bonds, Series 2001-A, AMT, FGIC insured, 5.50% 2015	2,855	3,074
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal E Project), Series 2001, AMT, 6.75% 2021	3,950	4,237
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal E Project), Series 2001, AMT, 6.75% 2029	2,525	2,708
City of Houston, Health Facs. Dev. Corp. (Buckingham Senior Living Community, Inc.), Series 2004-A, 7.125% 2034	5,000	5,575
Port of Houston Auth. of Harris County, Unlimited Tax Forward Ref. Bonds, Series 2006-A, AMT, MBIA insured, 5.00% 2015	1,000	1,076
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2002, 6.00% 2021	750	798
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2002, RADIAN insured, 5.125% 2017	2,000	2,113
City of San Antonio, Airport System Rev. Improvement Bonds, Series 2002, AMT, FGIC insured, 5.75% 2016	1,000	1,092
City of San Antonio, Airport System Rev. Improvement Bonds, Series 2005, AMT, FSA insured, 5.25% 2011	1,000	1,062
San Antonio Independent School Dist., Unlimited Tax Ref. Bonds, Series 2001-B, 5.375% 2013	1,500	1,611
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds
(Northwest Senior Housing Corp. — Edgemere Project), Series 2006-A, 6.00% 2026	2,200	2,358
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds
(Northwest Senior Housing Corp. — Edgemere Project), Series 2006-A, 6.00% 2036	1,500	1,584
Tarrant County Health Facs. Dev. Corp., Hospital Rev. Bonds (Baylor Health Care System Project), Series 2002-A, 5.00% 2019	2,500	2,604
Tarrant County Health Facs. Dev. Corp., Hospital Rev. Bonds (Baylor Health Care System Project), Series 2002-A, 5.25% 2022	2,000	2,136
Travis County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (Querencia at Barton Creek Project), Series 2005-A, 5.65% 2035	1,600	1,625
		151,976

UTAH — 1.07%
Housing Corp., Single-family Mortgage Bonds, Series 2001-E-1, Class III, AMT, 5.20% 2018	1,860	1,903
Housing Corp., Single-family Mortgage Bonds, Series 2001-F-1, Class III, AMT, 4.95% 2018	1,575	1,588
Housing Corp., Single-family Mortgage Bonds, Series 2002-A-1, Class III, AMT, 5.30% 2018	765	795
Housing Corp., Single-family Mortgage Bonds, Series 2002-C-2, Class III, AMT, 5.25% 2018	2,750	2,853
Housing Corp., Single-family Mortgage Bonds, Series 2002-D-2, Class III, AMT, 5.00% 2018	1,180	1,215
Housing Corp., Single-family Mortgage Bonds, Series 2002-E-2, Class III, AMT, 4.95% 2019	3,240	3,268
Housing Corp., Single-family Mortgage Bonds, Series 2002-F-1, Class III, AMT, 4.625% 2019	1,985	1,978
Housing Corp., Single-family Mortgage Bonds, Series 2002-G-2, Class III, AMT, 4.875% 2019	1,580	1,580
Housing Corp., Single-family Mortgage Bonds, Series 2003-B-2, Class III, AMT, 4.85% 2024	1,550	1,572
Housing Corp., Single-family Mortgage Bonds, Series 2003-C, Class III, AMT, 5.00% 2025	870	889
Housing Corp., Single-family Mortgage Bonds, Series 2004-H-1, Class III, AMT, 4.75% 2027	965	972
Housing Fin. Agcy., Single-family Mortgage Bonds (Federally Insured or Guaranteed Mortgage Loans), 1999 Issue D, AMT, 5.60% 2013	55	55
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1997-G-2, Class III, AMT, 5.60% 2010	120	122
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1998-G-2, Class III, AMT, 4.90% 2012	150	151
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1999-B-2, Class III, AMT, 5.10% 2012	260	263
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1999-C-2, Class III, AMT, 5.60% 2013	240	244
Mountain Regional Water Special Service Dist. Summit County, Special Assessment Bonds
(Special Improvement Dist. No. 2002-1), Series 2003, 6.25% 2008	1,000	1,005
Salt Lake County, College Rev. and Ref. Bonds (Westminster College Project), Series 2005, 5.00% 2022	1,100	1,148
		21,601

VIRGIN ISLANDS — 0.10%
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998-C, 5.50% 2008	1,000	1,030
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Series 2004-A, 5.25% 2015	1,000	1,079
		2,109

VIRGINIA — 1.56%
Industrial Dev. Auth. of the Town of Amherst, Educational Facs. Rev. Ref. Bonds (Sweet Briar College), Series 2006, 4.00% 2007	400	401
Celebrate Virginia South Community Dev. Auth., City of Fredericksburg, Special Assessment Rev. Bonds (Celebrate Virginia South Project), Series 2006, 6.25% 2037	4,800	4,980
Industrial Dev. Auth. of the County of Charles City, Tax-Exempt Solid Waste Disposal Rev. Bonds (Waste Management, Inc.), Series 2002, AMT, 6.25% 2027 (put 2012)	1,000	1,096
Fairfax County Econ. Dev. Auth., Resource Recovery Rev. Ref. Bonds, Series A, AMT, AMBAC insured, 6.10% 2011	7,755	8,461
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Bonds (Greenspring Village, Inc. Fac.), Series 1999-A, 6.75% 2012 (preref. 2009)	1,500	1,653
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Bonds (Greenspring Village, Inc. Fac.), Series 1999-A, 7.50% 2029 (preref. 2009)	4,105	4,608
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Greenspring Village, Inc. Fac.), Series 2006-A, 4.75% 2026	1,000	1,018
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special Assessment Bonds, Series 1999-B, 7.00% 2029	895	953
Community Dev. Auth. of Loudoun County, Special Assessment Bonds (Dulles Town Center Project), Series 1998, 6.25% 2026	3,960	4,133
Prince William County Virginia Gateway Community Dev. Auth., Special Assessment Bonds, Series 1999, 6.25% 2026	1,935	2,044
Small Business Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Mary Baldwin College), Series 2005, 5.00% 2021	1,125	1,149
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005, 5.50% 2026	1,000	1,064
		31,560

WASHINGTON — 1.02%
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2003-A, 5.50% 2015	2,000	2,253
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2005-A, 5.00% 2015	6,035	6,577
Energy Northwest, Electric Rev. Ref. Bonds (Project 1), Series 2006-A, 5.00% 2016	3,515	3,846
Public Utility Dist. No. 2 of Grant County, Wanapum Hydroelectric Dev. Rev. and Ref. Bonds,
Series 2005-B, AMT, FGIC insured, 5.00% 2013	1,250	1,325
Public Utility Dist. No. 2 of Grant County, Wanapum Hydroelectric Dev. Rev. and Ref. Bonds,
Series 2005-B, AMT, FGIC insured, 5.00% 2014	1,265	1,349
Health Care Facs. Auth., Rev. Bonds (Group Health Cooperative of Puget Sound), Series 2001, AMBAC insured, 5.375% 2012	1,500	1,625
Port of Seattle, Passenger Fac. Charge Rev. Bonds, Series 1998-B, AMT, AMBAC insured, 5.25% 2011	500	517
Port of Seattle, Rev. Bonds, Series 1999-B, AMT, FGIC insured, 5.50% 2012	1,000	1,085
Port of Seattle, Rev. Bonds, Series 2001-B, AMT, FGIC insured, 5.50% 2010	1,000	1,057
Port of Seattle, Special Fac. Rev. Bonds (SEATAC Fuel Facs. LLC), Series 2003, AMT, MBIA insured, 5.00% 2012	1,000	1,057
		20,691

WISCONSIN — 2.15%
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 5.50% 2010	750	782
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 5.75% 2012	1,500	1,611
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027	14,185	15,337
City of Franklin, Regional Solid Waste Fin. Commission, Demand Solid Waste Disposal Rev. Bonds
(Waste Management of Wisconsin, Inc. Project), Series 2003-A, AMT, 4.95% 2016	3,750	3,869
City of Franklin, Solid Waste Disposal Rev. Bonds (Waste Management of Wisconsin, Inc. Project),
Series 2006-A, AMT, 4.95% 2016 (put 2016)	5,000	5,156
Health and Educational Facs. Auth., Rev. and Ref. Bonds (Wheaton Franciscan Services, Inc. System), Series 2002, 6.25% 2022	6,500	7,245
Health and Educational Facs. Auth., Rev. Bonds (Froedtert & Community Health Obligated Group), Series 2001, 5.625% 2013	90	98
Health and Educational Facs. Auth., Rev. Bonds (Froedtert & Community Health Obligated Group),
Series 2001, 5.625% 2013 (preref. 2011)	910	998
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 1998-A, 5.375% 2017	225	228
Milwaukee County, Airport Rev. Bonds, Series 2004-A, AMT, AMBAC insured, 5.00% 2012	1,110	1,175
Milwaukee County, Airport Rev. Bonds, Series 2004-A, AMT, AMBAC insured, 5.00% 2013	1,165	1,240
City of Oconto Falls, Community Dev. Auth., Dev. Rev. Bonds (Oconto Falls Tissue, Inc. Project), Series 1997, AMT, 7.75% 2022	5,100	5,048
City of Oconto Falls, Community Dev. Auth., Dev. Rev. Bonds (Oconto Falls Tissue, Inc. Project),
Series 1997, AMT, 8.125% 2022[2]	745	737
		43,524

MULTI-STATE — 1.13%
GMAC Municipal Mortgage Trust, Series A-1-2, AMT, 4.90% cumulative preferred 2039 (put 2014)[2]	5,000	5,134
GMAC Municipal Mortgage Trust, Series A-1-3, AMT, 5.30% cumulative preferred 2039 (put 2019)[2]	3,000	3,179
GMAC Municipal Mortgage Trust, Series A-2, AMT, 4.80% cumulative preferred 2040 (put 2015)[2]	1,000	1,020
GMAC Municipal Mortgage Trust, Series B-2, AMT, 5.50% cumulative preferred 2040 (put 2025)[2]	1,000	1,031
MuniMae TE Bond Subsidiary, LLC, Series A, AMT, 6.875% cumulative preferred (undated)[2]	2,000	2,125
MuniMae TE Bond Subsidiary, LLC, Series A-2, AMT, 4.90% cumulative preferred (undated)[2]	4,000	4,096
MuniMae TE Bond Subsidiary, LLC, Series A-3, AMT, 4.95% cumulative preferred (undated)[2]	4,000	4,106
MuniMae TE Bond Subsidiary, LLC, Series A-4, AMT, 5.125% cumulative preferred (undated)[2]	2,000	2,082
		22,773

Total bonds & notes (cost: $1,864,781,000)		1,949,081

Short-term securities — 2.14%

Parish of Plaquemines, State of Louisiana, Environmental Rev. Bonds (BP Exploration & Oil Inc. Project), Series 1994, AMT, 3.66% 2024[4]	1,100	1,100
State of Texas, Gulf Coast Industrial Dev. Auth., Exempt Facs. Industrial Rev. Bonds (BP Global Power Corp. Project), Series 2003, AMT, 3.66% 2038[4]	1,600	1,600
State of Texas, Gulf Coast Waste Disposal Auth., Environmental Facs. Rev. Bonds (BP Amoco Chemical Co. Project), Series 2003-B, AMT, 3.66% 2038[4]	100	100
Washington Industrial Dev. Corp. of the Port of Bellingham, Environmental Facs. Industrial Rev. Bonds (Atlantic Richfield Co. Project), Series 2001, AMT, 3.66% 2033[4,5]	3,100	3,100
Washington Industrial Dev. Corp. of the Port of Bellingham, Environmental Facs. Industrial Rev. Bonds (BP West Coast Products LLC Project), Series 2003, AMT, 3.66% 2038[4]	1,700	1,700
West Side Calhoun County Navigation Dist., Texas, Sewage and Solid Waste Disposal Rev. Bonds (BP Chemicals Inc. Project), Series 1996, AMT, 3.66% 2031[4,5]	3,830	3,830
Parish of St. Charles, State of Louisiana, Pollution Control Rev. Bonds (Shell Oil Co. Norco Project), Series 1993, AMT, 3.66% 2023[4]	1,500	1,500
New York State Environmental Facs. Corp., Sewage and Solid Waste Disposal Rev. Bonds (General Electric Co. Project), Series 1997-A, AMT, 3.64% 2027[4,5]	3,700	3,700
State of North Carolina, Halifax County Industrial Facs. and Pollution Control Fncg. Auth., Demand Exempt Fac. Rev. Bonds
(Westmoreland-Hadson Partners Roanoke Valley Project), Series 1991, AMT, 3.70% 2019[4]	3,300	3,300
Public Building Auth. of the City of Clarksville, Pooled Fncg. Rev. Bonds (Tennessee Municipal Bond Fund), Series 2003, 3.64% 2033[4]	1,100	1,100
State of Texas, Gulf Coast Industrial Dev. Auth., Environmental Facs. Rev. Bonds (CITGO Petroleum Corp. Project), Series 2002, AMT, 3.66% 2032[4,5]	1,600	1,600
State of Texas, Tax and Rev. Anticipation Notes, Series 2006, 4.50% 8/31/2007	19,400	19,550
Virginia Public Energy Auth., Energy Rev. Bonds (Morgantown Assn. Project), Series 1989-A, AMT, TECP, 3.511% 12/4/2006	1,000	1,000

Total short-term securities (cost: $43,178,000)		43,180

Total investment securities (cost: $1,907,959,000)		1,992,261
Other assets less liabilities		28,271

Net assets		$2,020,532

1 Scheduled interest and/or principal payment was not received.
2 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $37,478,000, which represented 1.85% of the net assets of the fund.
3 Step bond; coupon rate will increase at a later date.
4 Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.
5 This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Key to abbreviations

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$91,601
Gross unrealized depreciation on investment securities	(4,812)
Net unrealized appreciation on investment securities	86,789
Cost of investment securities for federal income tax purposes	1,905,472

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial adviser and should be read carefully before investing.

MFGEFP-940-1206-S6882

ITEM 2 - Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND, INC.

By /s/ Mark R. Macdonald
Mark R. Macdonald, President and Principal Executive Officer

Date: December 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Mark R. Macdonald
Mark R. Macdonald, President and Principal Executive Officer

Date: December 29, 2006

By /s/ Sharon G. Moseley
Sharon G. Moseley, Treasurer and Principal Financial Officer

Date: December 29, 2006